UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: January 31

Date of reporting period: January 31, 2018

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

January 31, 2018

Annual Repor t

QS

Asset Allocation Funds

QS Growth Fund

QS Moderate Growth Fund

QS Conservative Growth Fund

QS Defensive Growth Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

QS Asset Allocation Funds

QS Asset Allocation Funds (“Asset Allocation Funds”) consists of four separate investment Funds, each with its own investment objective and policies. Each Fund is a “fund of funds”, investing in other mutual funds and exchange-traded funds (“ETFs”), and is managed as an asset allocation program.

The Funds are separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of QS Asset Allocation Funds for the twelve-month reporting period ended January 31, 2018. Please read on for a detailed look at prevailing economic and market conditions during the Funds’ reporting period and to learn how those conditions have affected each Fund’s performance.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

February 28, 2018

II	QS Asset Allocation Funds

Investment commentary

Economic review

Economic activity in the U.S. was mixed during the twelve months ended January 31, 2018 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that U.S. gross domestic product (“GDP”)i growth was 1.2% during the first quarter of 2017. Second and third quarter 2017 GDP growth then accelerated to 3.1% and 3.2%, respectively. Finally, the U.S. Department of Commerce’s second reading for fourth quarter 2017 GDP growth — released after the reporting period ended — was 2.5%. The deceleration in growth reflected a downturn in private investor investment, which was partially offset by accelerations in personal consumption expenditures (“PCE”), exports, state and local government spending, nonresidential fixed investment and federal government spending.

Job growth in the U.S. was solid overall and supported the economy during the reporting period. When the reporting period ended on January 31, 2018, the unemployment rate was 4.1%, as reported by the U.S. Department of Labor. This equaled the lowest unemployment rate since December 2000. The percentage of longer-term unemployed declined during the reporting period. In January 2018, 21.5% of Americans looking for a job had been out of work for more than six months, versus 23.8% when the period began.

Turning to the global economy, in its January 2018 World Economic Outlook Update, the International Monetary Fund (“IMF”)ii said, “Global economic activity continues to firm up. Global output is estimated to have grown by 3.7 percent in 2017, which is 0.1 percentage point faster than projected in the fall and 1/2 percentage point higher than in 2016. The pickup in growth has been broad based, with notable upside surprises in Europe and Asia. Global growth forecasts for 2018 and 2019 have been revised upward by 0.2 percentage point to 3.9 percent. The revision reflects increased global growth momentum and the expected impact of the recently approved U.S. tax policy changes.” From a regional perspective, the IMF estimates 2017 growth in the Eurozone was 2.4%, versus 1.8% in 2016. Japan’s economy was expected to expand 1.8% in 2017, compared to 0.9% in 2016. Elsewhere, the IMF estimates that overall growth in emerging market countries was 4.7% in 2017, versus 4.4% in 2016.

The Federal Reserve Board (the “Fed”)iii raised interest rates, as represented by the federal funds rateiv, three times during the reporting period. The first occurrence took place on March 15, 2017, as the Fed raised rates to a range between 0.75% and 1.00%. At its meeting that concluded on June 14, 2017, the Fed then raised rates to a range between 1.00% and 1.25%. During its meeting that concluded on September 20, 2017, the Fed kept rates on hold, but reiterated its intention to begin reducing its balance sheet, saying, “In October, the Committee will initiate the balance sheet normalization program….” At its meeting that ended on December 13, 2017, the Fed raised rates to a range between 1.25% and 1.50%. As expected, the Fed kept rates on hold at its meeting that concluded on January 31, 2018.

Central banks outside the U.S. largely maintained their accommodative monetary policy stances during the reporting period. Looking back, in March 2016, the European Central Bank (“ECB”)v announced that it would increase its bond purchasing program to €80 billion-per-month. It also lowered its deposit rate to -0.4% and its main interest rate to 0%. In December 2016, the ECB again extended its bond buying program until December 2017. From April 2017 through December 2017, the ECB purchased €60 billion-per-month of bonds. Finally, in October 2017, the ECB announced that it would continue to buy bonds through September 2018, but after December 2017 it would pare its purchases to €30 billion-per-month. However, the ECB did not change its key interest rates. In other developed countries, in August 2016, the Bank of England (“BoE”)vi lowered interest rates from 0.50% to 0.25%, a new record. However, on November 2, 2017, the BoE raised rates from 0.25% to 0.50% — the first increase since July 2007. After holding rates steady at 0.10% for more than five years, in January 2016, the Bank of Japanvii announced that it cut the rate on current accounts that commercial banks hold with it to -0.10% and kept rates on hold during the reporting period. Elsewhere, the People’s Bank of Chinaviii kept rates steady at 4.35% during the reporting period.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

February 28, 2018

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

QS Asset Allocation Funds	III

Investment commentary (cont’d)

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The International Monetary Fund (“IMF”) is an organization of 189 countries, working to foster global monetary cooperation, secure financial stability, facilitate international trade, promote high employment and sustainable economic growth, and reduce poverty around the world.

iii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

vi	The Bank of England (“BoE”), formally the Governor and Company of the BoE, is the central bank of the United Kingdom. The BoE’s purpose is to maintain monetary and financial stability.

vii

The Bank of Japan is the central bank of Japan. The bank is responsible for issuing and handling currency and treasury securities, implementing monetary policy, maintaining the stability of the Japanese financial system and the yen currency.

viii	The People’s Bank of China is the central bank of the People’s Republic of China with the power to carry out monetary policy and regulate financial institutions in mainland China.

IV	QS Asset Allocation Funds

Funds overview

QS Asset Allocation Funds (the “Asset Allocation Funds”) consists of four portfolio investment options (the “Funds”), each of which is a “fund of funds” that invests in other mutual funds and exchange-traded funds (“ETFs”). The Asset Allocation Funds offer a mix of equity funds categorized according to average market capitalization (size), investing style (e.g., value, core or growth) and global exposure (e.g., U.S. and/or international stocks). The various options within the Asset Allocation Funds also offer a mix of bond asset classes, such as U.S. and foreign government debt, corporate bonds, high-yield debt and emerging market debt — each of which carries a varying degree of risk/reward potential. Each Fund is managed as an asset allocation program and seeks to achieve its investment objective by allocating its assets among the funds and ETFs managed by the Funds’ manager, Legg Mason Partners Fund Advisor, LLC, and its affiliates and ETFs managed by an unaffiliated investment advisers (“underlying funds”).

Q. What were the overall market conditions during the Funds’ reporting period?

A. Equity performance was consistently strong throughout the twelve-month reporting period ended January 31, 2018 and persistent across nearly every major region. While 2017 marked the ninth year in a prolonged U.S. equity bull market, it was a change of pace for many regions that have taken one step forward and one step backward over the same period. During the reporting period, emerging market equities led the way, appreciating 41.01%, as measured by the MSCI Emerging Markets Indexi, followed by international developed equities, U.S. equities, and global equities which returned 27.60%, 26.41% and 27.48%, respectively, as measured by the MSCI EAFE Indexii, the S&P 500 Indexiii and the MSCI All Country World Indexiv, respectively. Throughout the reporting period, major U.S. equity indices continued to set new, all-time highs. With these new highs, valuations also matched historic levels. One measurement, the cyclically adjusted price-to-earningsv ratio reached 32x in December 2017 — the second highest point in the time series’ history, dating from 18801.

Equity performance momentum in the beginning of the reporting period continued to be fueled by a “Trump rally” built on fiscal growth policies, including increased infrastructure spending, decreased business regulation, and corporate tax cuts. The realization of these policy milestones throughout the reporting period provided continued equity market support. Most recently, President Trump’s administration proposed tax cut gained momentum throughout the last quarter of 2017 and was finally passed in December of 2017. This legislation substantially lowers the U.S. corporate tax rate from 35% to 21%, supporting corporate future earnings growth.

The year’s strong equity market performance was driven by many advanced economies approaching full employment and inflation rising slowly. In addition to this, economic data across global manufacturing, consumer confidence, jobless claims and unemployment, and housing growth all provided a strong backdrop of support for risky asset price growth. Additionally, the Federal Reserve Board (the “Fed”)vi continued its path of normalization by announcing a twenty-five basis pointvii rate hike in December 2017 — this was a pace and magnitude largely expected by the market.

All of these pro-growth factors led to strong outperformance of equities over bonds during the period. Global bonds, as measured by the Bloomberg Barclays Global Aggregate Indexviii, rose 7.46% and U.S. bond markets as measured by the Bloomberg Barclays U.S. Aggregate Indexix gained only 2.15% in the reporting period, just covering the rate of U.S. inflation.

Commodities, as measured by the Bloomberg Commodity Indexx, ended the reporting period with a modest gain (up 2.5%), but finished with their strongest quarter of the reporting period, appreciating 4.2% in the final three months. This was primarily attributed to a sharp rise in crude oil prices during the last five months of the reporting period. Crude oil prices rebounded late in the year as Saudi Arabia signaled in October 2017 that they would support the extension of the Organization of Petroleum Exporting Countries (“OPEC”) led output cuts. The U.S. dollar saw substantial depreciation in 2017, dropping 9.3% in the reporting period, based on the Bloomberg Dollar Spot Indexxi.

Q. How did we respond to these changing market conditions?

A. For all four Funds, we employ a quantitative tactical strategy that over- and underweights certain allocations in the Funds in response to various market, economic and valuation conditions. These tactical views are generally updated on a quarterly basis. Throughout the reporting period, we were generally overweight equities versus investment grade fixed income, as valuation measures and our in-house index of leading economic indicators favored equities.

The Funds were also overweight high yield versus investment grade fixed income largely due to spread tightening and a consistently low equity volatility environment, which we believe favors high yield relative to investment grade bonds.

In the beginning of the reporting period, the Funds were overweight U.S. equities versus international-developed equities. By mid-year 2017, we changed our tactical position to a modest overweight in international-developed equities versus U.S. equities. This was largely driven by relative valuation between the two asset classes and an observation of steeper yield curvesxii in international-developed countries; steeper yield curves are generally indicative of positive economic growth.

[1]	Price earnings ratio based on average inflation-adjusted earnings from the previous 10 years, known as the Cyclically Adjusted PE Ratio (“CAPE Ratio”), Shiller PE Ratio, or PE 10.

QS Asset Allocation Funds 2018 Annual Report	1

Funds overview (cont’d)

QS Growth Fund

The Fund seeks capital appreciation. The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 70% to 100% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 0% to 30% of the Fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate Fund assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. The Fund’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the twelve months ended January 31, 2018, Class A shares of QS Growth Fund, excluding sales charges, returned 19.69%. The Fund’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Index, the Russell 3000 Indexxiii and the Growth Composite Benchmarkxiv returned 2.15%, 25.16% and 20.95%, respectively, over the same time frame. The Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Category Average1 returned 23.09% for the same period.

Performance Snapshot as of January 31, 2018 (unaudited)
(excluding sales charges)	6 months	12 months
QS Growth Fund:
Class A	11.22%	19.69%
Class C	10.80%	18.90%
Class R	10.99%	19.29%
Class I	11.35%	20.00%
Bloomberg Barclays U.S. Aggregate Index	-0.35%	2.15%
Russell 3000 Index	14.89%	25.16%
Growth Composite Benchmark	11.52%	20.95%
Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Category Average[1]	12.52%	23.09%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated mutual funds and ETFs and ETFs that are managed by unaffiliated investment advisers depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2017, the gross total annual fund operating expense ratios for Class A, Class C, Class R and Class I shares were 1.36%, 2.04%, 2.28% and 1.04%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds), to average net assets will not exceed 0.80% for Class A shares, 1.55% for Class C shares, 0.80% for Class R shares and 0.25% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended January 31, 2018, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 173 funds for the six-month period and among the 167 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges, if any.

†	Includes fees and expenses of the underlying funds in which the Fund invests.

2	QS Asset Allocation Funds 2018 Annual Report

QS Moderate Growth Fund

The Fund seeks long-term growth of capital. The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 55% to 85% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 15% to 45% of the Fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate Fund assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. The Fund’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the twelve months ended January 31, 2018, Class A shares of QS Moderate Growth Fund, excluding sales charges, returned 17.71%. The Fund’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Index, the Russell 3000 Index and the Moderate Growth Composite Benchmarkxv returned 2.15%, 25.16% and 17.58%, respectively, over the same time frame. The Lipper Mixed-Asset Target Allocation Growth Funds Category Average1 returned 17.96% for the same period.

Performance Snapshot as of January 31, 2018 (unaudited)
(excluding sales charges)	6 months	12 months
QS Moderate Growth Fund:
Class A	9.71%	17.71%
Class C	9.29%	16.92%
Class R	9.45%	17.29%
Class I	9.83%	18.03%
Bloomberg Barclays U.S. Aggregate Index	-0.35%	2.15%
Russell 3000 Index	14.89%	25.16%
Moderate Growth Composite Benchmark	9.48%	17.58%
Lipper Mixed-Asset Target Allocation Growth Funds Category Average[1]	9.76%	17.96%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated mutual funds and ETFs and ETFs that are managed by unaffiliated investment advisers depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2017, the gross total annual fund operating expense ratios for Class A, Class C, Class R and Class I shares were 1.29%, 1.98%, 2.15% and 0.96%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds), to average net assets will not exceed 0.80% for Class A shares, 1.55% for Class C shares, 0.80% for Class R shares and 0.25% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended January 31, 2018, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 509 funds for the six-month period and among the 492 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges, if any.

†	Includes fees and expenses of the underlying funds in which the Fund invests.

QS Asset Allocation Funds 2018 Annual Report	3

Funds overview (cont’d)

QS Conservative Growth Fund

The Fund seeks balance of growth of capital and income. The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 35% to 65% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 35% to 65% of the Fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate Fund assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. The Fund’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the twelve months ended January 31, 2018, Class A shares of QS Conservative Growth Fund, excluding sales charges, returned 13.97%. The Fund’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Index, the Russell 1000 Indexxvi and the Conservative Growth Composite Benchmarkxvii returned 2.15%, 25.84% and 13.03%, respectively, over the same time frame. The Lipper Mixed-Asset Target Allocation Moderate Funds Category Average1 returned 14.09% for the same period.

Performance Snapshot as of January 31, 2018 (unaudited)
(excluding sales charges)	6 months	12 months
QS Conservative Growth Fund:
Class A	7.02%	13.97%
Class C	6.69%	13.18%
Class R	6.83%	13.58%
Class I	7.15%	14.25%
Bloomberg Barclays U.S. Aggregate Index	-0.35%	2.15%
Russell 1000 Index	15.19%	25.84%
Conservative Growth Composite Benchmark	6.66%	13.03%
Lipper Mixed-Asset Target Allocation Moderate Funds Category Average[1]	7.37%	14.09%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated mutual funds and ETFs and ETFs that are managed by unaffiliated investment advisers depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2017, the gross total annual fund operating expense ratios for Class A, Class C, Class R and Class I shares were 1.20%, 1.93%, 1.92% and 0.93%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds), to average net assets will not exceed 0.80% for Class A shares, 1.55% for Class C shares, 0.80% for Class R shares and 0.25% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended January 31, 2018, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 564 funds for the six-month period and among the 549 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges, if any.

†	Includes fees and expenses of the underlying funds in which the Fund invests.

4	QS Asset Allocation Funds 2018 Annual Report

QS Defensive Growth Fund

The Fund seeks income as a primary objective and long-term growth of capital as a secondary objective. The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 15% to 45% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 55% to 85% of the Fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate Fund assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. The Fund’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the twelve months ended January 31, 2018, Class A shares of QS Defensive Growth Fund, excluding sales charges, returned 10.09%. The Fund’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Index, the Russell 1000 Index and the Defensive Growth Composite Benchmarkxviii returned 2.15%, 25.84% and 8.85%, respectively, over the same time frame. The Lipper Mixed-Asset Target Allocation Conservative Funds Category Average1 returned 8.88% for the same period.

Performance Snapshot as of January 31, 2018 (unaudited)
(excluding sales charges)	6 months	12 months
QS Defensive Growth Fund:
Class A	4.29%	10.09%
Class C	4.00%	9.31%
Class C1[2]	4.02%	9.60%
Class R	4.23%	9.82%
Class I	4.45%	10.43%
Bloomberg Barclays U.S. Aggregate Index	-0.35%	2.15%
Russell 1000 Index	15.19%	25.84%
Defensive Growth Composite Benchmark	3.96%	8.85%
Lipper Mixed-Asset Target Allocation Conservative Funds Category Average[1]	4.12%	8.88%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated mutual funds and ETFs and ETFs that are managed by unaffiliated investment advisers depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2017, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class R and Class I shares were 1.17%, 1.86%, 1.67%, 2.23% and 0.92%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds), to average net assets will not exceed 0.80% for Class A shares, 1.55% for Class C shares, 1.25% for Class C1 shares, 0.80% for Class R shares and 0.25% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended January 31, 2018, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 364 funds for the six-month period and among the 348 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges, if any.

[2]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

†	Includes fees and expenses of the underlying funds in which the Fund invests.

QS Asset Allocation Funds 2018 Annual Report	5

Funds overview (cont’d)

Q. What were the leading contributors to performance?

A. Underweighting fixed income overall was a positive contributor to performance, given the strong equity market performance during the reporting period. Taking into account both the underlying fund returns and their weightings within the Funds, the leading contributor to absolute performance was the portfolio’s allocation to U.S. equities, with BrandywineGLOBAL — Diversified US Large Cap Value Fund, QS Global Dividend Fund and ClearBridge Appreciation Fund posting especially strong returns. QS Strategic Real Return Fund, which invests in inflation-sensitive assets, also performed well. The leading fixed income contributor was the Western Asset Core Plus Bond Fund.

Q. What were the leading detractors from performance?

A. On an absolute basis, Royce Small-Cap Value Fund and RARE Global Infrastructure Value Fund provided modest negative performance in the reporting period. These underlying funds were the only performance detractors from the Funds.

Q. Were there any significant changes to the Funds during the reporting period?

A. During the reporting period, ten new underlying funds were added to the Funds: BrandywineGLOBAL — Dynamic US Large Cap Value Fund, BrandywineGLOBAL — Global Opportunities Bond Fund, BrandywineGLOBAL — International Opportunities Bond Fund, BrandywineGLOBAL — Global Unconstrained Bond Fund, BrandywineGLOBAL — Alternative Credit Fund, ClearBridge Small Cap Fund, Martin Currie Emerging Markets Fund, QS U.S. Small Cap Equity Fund, QS Global Market Neutral Fund and RARE Global Infrastructure Value Fund.

One underlying fund, Royce Small-Cap Value Fund, was removed from the Funds.

Thank you for your investment in the QS Asset Allocation Funds. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Funds’ investment goals.

Sincerely,

Adam J. Petryk, CFA

Portfolio Manager

QS Investors, LLC

Thomas Picciochi, CAIA

Portfolio Manager

QS Investors, LLC

Ellen Tesler

Portfolio Manager

QS Investors, LLC

February 16, 2018

RISKS: Equity securities are subject to market and price fluctuations. Fixed income securities are subject to interest rate, credit, inflation, and reinvestment risks. International investments are subject to certain risks of overseas investing including currency fluctuations, social, economic and political uncertainties, which could increase volatility; these risks are heightened for investments in emerging markets. Investments in small- and mid- capitalization companies may involve a higher degree of risk and volatility than an investment in larger, more established companies. As interest rates rise, the value of fixed income securities falls. High yield (“junk”) bonds are lower-rated issues and possess greater price volatility, illiquidity, and possibility of default than higher-rated, investment grade bonds. There are additional risks and other expenses associated with investing in other mutual funds and exchange-traded funds (“ETFs”), rather than directly in portfolio securities. Certain underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on the Funds’ performance. The Funds pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, each Fund indirectly bears its pro rata shares of the fees and expenses incurred by the underlying funds it invests in, including advisory fees. These expenses are in addition to the expenses that each Fund bears directly in connection with its own operation. Also, the portfolio managers may invest in underlying funds that have a limited performance history. Each Fund, as a non-diversified fund, is permitted to invest a higher percentage of its assets in any one issuer than a diversified fund which may magnify the Fund’s losses from events affecting a particular issuer.

Each Asset Allocation Fund is a “fund of funds” — meaning it invests in other underlying funds. Each Fund seeks its objective by investing primarily in other affiliated funds. There are additional risks and other expenses associated with investing in other mutual funds rather than directly in portfolio securities. Because these Funds have exposure to both stocks and bonds through the underlying funds in which they invest, the Funds may underperform stock funds when stocks are in favor, and underperform bond funds when bonds are in favor. In addition to a Fund’s operating expenses, an investment will indirectly bear the operating expenses of the underlying funds. Each underlying fund may engage in active and frequent trading, resulting in higher portfolio turnover and transaction costs. This may lead to the distribution of higher capital gains to shareholders, increasing their tax liability. Certain of the underlying funds may sell securities short. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. In addition, some of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Additionally, the portfolio managers may invest in underlying funds that have a limited performance history. Please see each Fund’s prospectus for a more complete discussion of these and other risks and the Funds’ investment strategies.

6	QS Asset Allocation Funds 2018 Annual Report

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

ii	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.

iii	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

iv

The MSCI All Country World Index (“MSCI ACWI”) is a market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

[v]	The price-to-earnings (“P/E”) ratio is a stock’s price divided by its earnings per share.

vi

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

vii	A basis point is one-hundredth (1/100 or 0.01) of one percent.

viii	The Bloomberg Barclays Global Aggregate Index is an index comprised of several other Bloomberg Barclays indices that measure fixed-income performance of regions around the world.

ix

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[x]	The Bloomberg Commodity Index (“BCOM”) is a broadly diversified commodity price index distributed by Bloomberg Indices.

xi

The Bloomberg Dollar Spot Index (“BBDXY”) tracks the performance of a basket of 10 leading global currencies versus the U.S. Dollar. Each currency in the basket and its weight is determined annually based on its share of international trade and FX liquidity.

xii	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

xiii	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.
xiv

The Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Bloomberg Barclays U.S. Aggregate Index and 5% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

xv

The Moderate Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Bloomberg Barclays U.S. Aggregate Index and 5% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index.

xvi

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market.

xvii

The Conservative Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Bloomberg Barclays U.S. Aggregate Index and 7% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index.

xviii

The Defensive Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 17% Russell 1000 Index, 7% Russell 2000 Index, 6% MSCI EAFE Index, 60% Bloomberg Barclays U.S. Aggregate Index and 10% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index.

QS Asset Allocation Funds 2018 Annual Report	7

Funds at a glance (unaudited)

QS Growth Fund Breakdown† (%) as of — January 31, 2018

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
13.1 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares(a)	Financials Information Technology Health Care Consumer Discretionary Industrials
10.5 Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	Financials Industrials Consumer Discretionary Health Care Consumer Staples
9.0 Legg Mason Partners Equity Trust — QS Global Dividend Fund, Class IS Shares	Consumer Staples Consumer Discretionary Financials Information Technology Health Care
8.3 Legg Mason Global Asset Management Trust — Martin Currie Emerging Markets Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Investments in Underlying Funds Materials
6.6 Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Consumer Staples Industrials
6.0 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Health Care Consumer Discretionary Industrials
6.0 Legg Mason Global Asset Management Trust — QS Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities Investments in Underlying Funds Financials Information Technology Energy
5.7 Legg Mason Global Asset Management Trust — ClearBridge Small Cap Fund, Class IS Shares	Financials Information Technology Industrials Health Care Consumer Discretionary
4.9 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Materials Industrials Consumer Discretionary Information Technology

% of Total Long-Term Investments	Top 5 Sectors
4.4 Legg Mason Partners Equity Trust — ClearBridge Mid Cap Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Industrials Health Care
4.4 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares(b)	Financials Consumer Discretionary Industrials Health Care Information Technology
3.9 Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Financials Health Care Consumer Discretionary Industrials
3.1 Legg Mason Global Asset Management Trust — QS U.S. Small Capitalization Equity Fund, Class IS Shares	Financials Information Technology Health Care Consumer Discretionary Industrials
2.9 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Information Technology Consumer Discretionary Energy Industrials
2.3 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares(c)	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations
2.1 Legg Mason Global Asset Management Trust — QS Global Market Neutral Fund, Class IS Shares	Consumer Discretionary Industrials Information Technology Materials Financials
2.0 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares(d)	Collateralized Mortgage Obligations Sovereign Bonds Asset-Backed Securities Energy Telecommunication Services
1.9 Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	U.S. Government & Agency Obligations Corporate Bonds & Notes Sovereign Bonds Collateralized Mortgage Obligations Non-U.S. Treasury Inflation Protected Securities

8	QS Asset Allocation Funds 2018 Annual Report

QS Growth Fund Breakdown† (%) as of — January 31, 2018

% of Total Long-Term Investments	Top 5 Sectors
1.3 Legg Mason Global Asset Management Trust — RARE Global Infrastructure Value Fund, Class IS Shares	Industrials Utilities Energy Consumer Discretionary Real Estate
0.9 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares(e)	Sovereign Bonds Corporate Bonds & Notes
0.7 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Financials
0.0* Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations Sovereign Bonds
0.0* Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Energy Materials Health Care Industrials

†	Subject to change at any time.

*	Represents less than 0.1%.

(a)	Prior to December 29, 2017, Legg Mason BW Diversified Large Cap Value Fund.

(b)	Prior to December 29, 2017, Legg Mason BW Dynamic Large Cap Value Fund.

(c)	Prior to December 29, 2017, Legg Mason BW Absolute Return Opportunities Fund.

(d)	Prior to December 29, 2017, Legg Mason BW Alternative Credit Fund.

(e)	Prior to December 29, 2017, Legg Mason BW International Opportunities Bond Fund.

QS Asset Allocation Funds 2018 Annual Report	9

Funds at a glance (unaudited) (cont’d)

QS Moderate Growth Fund Breakdown† (%) as of — January 31, 2018

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
12.4 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares(a)	Financials Information Technology Health Care Consumer Discretionary Industrials
9.0 Legg Mason Partners Equity Trust — QS Global Dividend Fund, Class IS Shares	Consumer Staples Consumer Discretionary Financials Information Technology Health Care
6.6 Legg Mason Global Asset Management Trust — Martin Currie Emerging Markets Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Investments in Underlying Funds Materials
6.5 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations Sovereign Bonds
6.3 Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Consumer Staples Industrials
6.2 Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	Financials Industrials Consumer Discretionary Health Care Consumer Staples
6.0 Legg Mason Global Asset Management Trust — QS Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities Investments in Underlying Funds Financials Information Technology Energy
5.2 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Health Care Consumer Discretionary Industrials
4.4 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Energy Materials Health Care Industrials

% of Total Long-Term Investments	Top 5 Sectors
3.9 Legg Mason Global Asset Management Trust — ClearBridge Small Cap Fund, Class IS Shares	Financials Information Technology Industrials Health Care Consumer Discretionary
3.5 Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Financials Health Care Consumer Discretionary Industrials
3.4 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares(b)	Financials Consumer Discretionary Industrials Health Care Information Technology
3.0 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Materials Industrials Consumer Discretionary Information Technology
2.7 Legg Mason Global Asset Management Trust — QS U.S. Small Capitalization Equity Fund, Class IS Shares	Financials Information Technology Health Care Consumer Discretionary Industrials
2.7 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Mortgage-Backed Securities Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
2.6 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Information Technology Consumer Discretionary Energy Industrials
2.4 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares(c)	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations
2.1 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares(d)	Sovereign Bonds Corporate Bonds & Notes

10	QS Asset Allocation Funds 2018 Annual Report

QS Moderate Growth Fund Breakdown† (%) as of — January 31, 2018

% of Total Long-Term Investments	Top 5 Sectors
2.1 Legg Mason Global Asset Management Trust — QS Global Market Neutral Fund, Class IS Shares	Consumer Discretionary Industrials Information Technology Materials Financials
2.1 Legg Mason Partners Equity Trust — ClearBridge Mid Cap Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Industrials Health Care
2.0 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares(e)	Collateralized Mortgage Obligations Sovereign Bonds Asset-Backed Securities Energy Telecommunication Services
2.0 Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	U.S. Government & Agency Obligations Corporate Bonds & Notes Sovereign Bonds Collateralized Mortgage Obligations Non-U.S. Treasury Inflation Protected Securities
1.6 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Financials
1.3 Legg Mason Global Asset Management Trust — RARE Global Infrastructure Value Fund, Class IS Shares	Industrials Utilities Energy Consumer Discretionary Real Estate

†	Subject to change at any time.

(a)	Prior to December 29, 2017, Legg Mason BW Diversified Large Cap Value Fund.

(b)	Prior to December 29, 2017, Legg Mason BW Dynamic Large Cap Value Fund.

(c)	Prior to December 29, 2017, Legg Mason BW Absolute Return Opportunities Fund.

(d)	Prior to December 29, 2017, Legg Mason BW International Opportunities Bond Fund.

(e)	Prior to December 29, 2017, Legg Mason BW Alternative Credit Fund.

QS Asset Allocation Funds 2018 Annual Report	11

Funds at a glance (unaudited) (cont’d)

QS Conservative Growth Fund Breakdown† (%) as of — January 31, 2018

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
15.4 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations Sovereign Bonds
10.8 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Mortgage-Backed Securities Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
9.1 Legg Mason Partners Equity Trust — QS Global Dividend Fund, Class IS Shares	Consumer Staples Consumer Discretionary Financials Information Technology Health Care
6.3 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares(a)	Financials Information Technology Health Care Consumer Discretionary Industrials
6.1 Legg Mason Global Asset Management Trust — QS Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities Investments in Underlying Funds Financials Information Technology Energy
6.0 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Health Care Consumer Discretionary Industrials
5.4 Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Consumer Staples Industrials
5.2 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Energy Materials Health Care Industrials

% of Total Long-Term Investments	Top 5 Sectors
3.9 Legg Mason Global Asset Management Trust — Martin Currie Emerging Markets Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Investments in Underlying Funds Materials
3.7 Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Financials Health Care Consumer Discretionary Industrials
3.0 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Opportunities Bond Fund, Class IS Shares(b)	Sovereign Bonds U.S. Government & Agency Obligations Corporate Bonds & Notes Collateralized Mortgage Obligations
2.5 Legg Mason Global Asset Management Trust — QS U.S. Small Capitalization Equity Fund, Class IS Shares	Financials Information Technology Health Care Consumer Discretionary Industrials
2.4 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares(c)	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations
2.3 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares(d)	Sovereign Bonds Corporate Bonds & Notes
2.2 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares(e)	Financials Consumer Discretionary Industrials Health Care Information Technology
2.2 Legg Mason Global Asset Management Trust — ClearBridge Small Cap Fund, Class IS Shares	Financials Information Technology Industrials Health Care Consumer Discretionary
2.2 Legg Mason Global Asset Management Trust — QS Global Market Neutral Fund, Class IS Shares	Consumer Discretionary Industrials Information Technology Materials Financials

12	QS Asset Allocation Funds 2018 Annual Report

QS Conservative Growth Fund Breakdown† (%) as of — January 31, 2018

% of Total Long-Term Investments	Top 5 Sectors
2.1 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares(f)	Collateralized Mortgage Obligations Sovereign Bonds Asset-Backed Securities Energy Telecommunication Services
2.0 Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	U.S. Government & Agency Obligations Corporate Bonds & Notes Sovereign Bonds Collateralized Mortgage Obligations Non-U.S. Treasury Inflation Protected Securities
1.8 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Information Technology Consumer Discretionary Energy Industrials
1.7 Legg Mason Partners Equity Trust — ClearBridge Mid Cap Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Industrials Health Care
1.6 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Financials
1.3 Legg Mason Global Asset Management Trust — RARE Global Infrastructure Value Fund, Class IS Shares	Industrials Utilities Energy Consumer Discretionary Real Estate
0.4 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Materials Industrials Consumer Discretionary Information Technology
0.4 Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	Financials Industrials Consumer Discretionary Health Care Consumer Staples

†	Subject to change at any time.

(a)	Prior to December 29, 2017, Legg Mason BW Diversified Large Cap Value Fund.

(b)	Prior to December 29, 2017, Legg Mason BW Global Opportunities Bond Fund.

(c)	Prior to December 29, 2017, Legg Mason BW Absolute Return Opportunities Fund.

(d)	Prior to December 29, 2017, Legg Mason BW International Opportunities Bond Fund.

(e)	Prior to December 29, 2017, Legg Mason BW Dynamic Large Cap Value Fund.

(f)	Prior to December 29, 2017, Legg Mason BW Alternative Credit Fund.

QS Asset Allocation Funds 2018 Annual Report	13

Funds at a glance (unaudited) (cont’d)

QS Defensive Growth Fund Breakdown† (%) as of — January 31, 2018

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
22.4 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations Sovereign Bonds
20.5 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Mortgage-Backed Securities Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
8.2 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Opportunities Bond Fund, Class IS Shares(a)	Sovereign Bonds U.S. Government & Agency Obligations Corporate Bonds & Notes Collateralized Mortgage Obligations
7.3 Legg Mason Partners Equity Trust — QS Global Dividend Fund, Class IS Shares	Consumer Staples Consumer Discretionary Financials Information Technology Health Care
6.5 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Energy Materials Health Care Industrials
6.3 Legg Mason Global Asset Management Trust — QS Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities Investments in Underlying Funds Financials Information Technology Energy
5.4 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Health Care Consumer Discretionary Industrials
3.8 Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Financials Health Care Consumer Discretionary Industrials

% of Total Long-Term Investments	Top 5 Sectors
3.3 Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Consumer Staples Industrials
2.4 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares(b)	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations
2.2 Legg Mason Global Asset Management Trust — QS Global Market Neutral Fund, Class IS Shares	Consumer Discretionary Industrials Information Technology Materials Financials
2.1 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares(c)	Collateralized Mortgage Obligations Sovereign Bonds Asset-Backed Securities Energy Telecommunication Services
2.0 Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	U.S. Government & Agency Obligations Corporate Bonds & Notes Sovereign Bonds Collateralized Mortgage Obligations Non-U.S. Treasury Inflation Protected Securities
1.4 Legg Mason Global Asset Management Trust — RARE Global Infrastructure Value Fund, Class IS Shares	Industrials Utilities Energy Consumer Discretionary Real Estate
1.3 Legg Mason Global Asset Management Trust — QS U.S. Small Capitalization Equity Fund, Class IS Shares	Financials Information Technology Health Care Consumer Discretionary Industrials
1.2 Legg Mason Global Asset Management Trust — Martin Currie Emerging Markets Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Investments in Underlying Funds Materials
1.1 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares(d)	Financials Consumer Discretionary Industrials Health Care Information Technology

14	QS Asset Allocation Funds 2018 Annual Report

QS Defensive Growth Fund Breakdown† (%) as of — January 31, 2018

% of Total Long-Term Investments	Top 5 Sectors
1.1 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares(e)	Financials Information Technology Health Care Consumer Discretionary Industrials
1.1 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Financials
0.2 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Materials Industrials Consumer Discretionary Information Technology
0.2 Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	Financials Industrials Consumer Discretionary Health Care Consumer Staples

†	Subject to change at any time.

(a)	Prior to December 29, 2017, Legg Mason BW Global Opportunities Bond Fund.

(b)	Prior to December 29, 2017, Legg Mason BW Absolute Return Opportunities Fund.

(c)	Prior to December 29, 2017, Legg Mason BW Alternative Credit Fund.

(d)	Prior to December 29, 2017, Legg Mason BW Dynamic Large Cap Value Fund.

(e)	Prior to December 29, 2017, Legg Mason BW Diversified Large Cap Value Fund.

QS Asset Allocation Funds 2018 Annual Report	15

Funds expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2017 and held for the six months ended January 31, 2018.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
QS Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	QS Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	11.22%	$1,000.00	$1,112.20	0.46%	$2.45	Class A	5.00%	$1,000.00	$1,022.89	0.46%	$2.35
Class C	10.80	1,000.00	1,108.00	1.15	6.11	Class C	5.00	1,000.00	1,019.41	1.15	5.85
Class R	10.99	1,000.00	1,109.90	0.80	4.25	Class R	5.00	1,000.00	1,021.17	0.80	4.08
Class I	11.35	1,000.00	1,113.50	0.23	1.23	Class I	5.00	1,000.00	1,024.05	0.23	1.17

[1]	For the six months ended January 31, 2018.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

16	QS Asset Allocation Funds 2018 Annual Report

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2017 and held for the six months ended January 31, 2018.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
QS Moderate Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	QS Moderate Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	9.71%	$1,000.00	$1,097.10	0.44%	$2.33	Class A	5.00%	$1,000.00	$1,022.99	0.44%	$2.24
Class C	9.29	1,000.00	1,092.90	1.14	6.01	Class C	5.00	1,000.00	1,019.46	1.14	5.80
Class R	9.45	1,000.00	1,094.50	0.80	4.22	Class R	5.00	1,000.00	1,021.17	0.80	4.08
Class I	9.83	1,000.00	1,098.30	0.18	0.95	Class I	5.00	1,000.00	1,024.30	0.18	0.92

[1]	For the six months ended January 31, 2018.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

QS Asset Allocation Funds 2018 Annual Report	17

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2017 and held for the six months ended January 31, 2018.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
QS Conservative Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	QS Conservative Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	7.02%	$1,000.00	$1,070.20	0.46%	$2.40	Class A	5.00%	$1,000.00	$1,022.89	0.46%	$2.35
Class C	6.69	1,000.00	1,066.90	1.17	6.10	Class C	5.00	1,000.00	1,019.31	1.17	5.96
Class R	6.83	1,000.00	1,068.30	0.80	4.17	Class R	5.00	1,000.00	1,021.17	0.80	4.08
Class I	7.15	1,000.00	1,071.50	0.22	1.15	Class I	5.00	1,000.00	1,024.10	0.22	1.12

[1]	For the six months ended January 31, 2018.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

18	QS Asset Allocation Funds 2018 Annual Report

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2017 and held for the six months ended January 31, 2018.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
QS Defensive Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	QS Defensive Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	4.29%	$1,000.00	$1,042.90	0.53%	$2.73	Class A	5.00%	$1,000.00	$1,022.53	0.53%	$2.70
Class C	4.00	1,000.00	1,040.00	1.26	6.48	Class C	5.00	1,000.00	1,018.85	1.26	6.41
Class C1	4.02	1,000.00	1,040.20	0.99	5.09	Class C1	5.00	1,000.00	1,020.21	0.99	5.04
Class R	4.23	1,000.00	1,042.30	0.80	4.12	Class R	5.00	1,000.00	1,021.17	0.80	4.08
Class I	4.45	1,000.00	1,044.50	0.25	1.29	Class I	5.00	1,000.00	1,023.95	0.25	1.28

[1]	For the six months ended January 31, 2018.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

QS Asset Allocation Funds 2018 Annual Report	19

Funds performance (unaudited)

QS Growth Fund

Average annual total returns
Without sales charges[1]	Class A	Class C	Class R	Class I
Twelve Months Ended 1/31/18	19.69%	18.90%	19.29%	20.00%
Five Years Ended 1/31/18	9.96	9.23	N/A	10.29
Ten Years Ended 1/31/18	6.56	5.99	N/A	N/A
Inception* through 1/31/18	—	—	7.08	12.70

With sales charges[2]	Class A	Class C	Class R	Class I
Twelve Months Ended 1/31/18	12.78%	17.90%	19.29%	20.00%
Five Years Ended 1/31/18	8.67	9.23	N/A	10.29
Ten Years Ended 1/31/18	5.93	5.99	N/A	N/A
Inception* through 1/31/18	—	—	7.08	12.70

Cumulative total returns
Without sales charges[1]
Class A (1/31/08 through 1/31/18)	88.83%
Class C (1/31/08 through 1/31/18)	78.89
Class R (Inception date of 6/2/14 through 1/31/18)	28.51
Class I (Inception date of 12/16/08 through 1/31/18)	197.78

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception dates for Class A, C, R and I shares are February 5, 1996, February 5, 1996, June 2, 2014 and December 16, 2008, respectively.

20	QS Asset Allocation Funds 2018 Annual Report

QS Growth Fund

Historical performance

Value of $10,000 invested in

Class A and C Shares of QS Growth Fund vs. Benchmark Indices† — January 2008 - January 2018

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†	Hypothetical illustration of $10,000 invested in Class A and C shares of QS Growth Fund on January 31, 2008, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2018. The hypothetical illustration also assumes a $10,000 investment in the Bloomberg Barclays U.S. Aggregate Index, Russell 3000 Index, and the Growth Composite Benchmark. The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Bloomberg Barclays U.S. Aggregate Index and 5% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. The indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The performance of the Fund’s other classes may be greater or less than the Class A and C shares’ performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

Prior to June 1, 2015, the Fund followed different investment policies and strategies under the name QS Legg Mason Lifestyle Allocation 85%.

QS Asset Allocation Funds 2018 Annual Report	21

Funds performance (unaudited) (cont’d)

QS Moderate Growth Fund

Average annual total returns
Without sales charges[1]	Class A	Class C	Class R	Class I
Twelve Months Ended 1/31/18	17.71%	16.92%	17.29%	18.03%
Five Years Ended 1/31/18	9.06	8.29	N/A	9.33
Ten Years Ended 1/31/18	6.62	6.00	N/A	6.87
Inception* through 1/31/18	—	—	6.57	—

With sales charges[2]	Class A	Class C	Class R	Class I
Twelve Months Ended 1/31/18	10.92%	15.92%	17.29%	18.03%
Five Years Ended 1/31/18	7.77	8.29	N/A	9.33
Ten Years Ended 1/31/18	5.99	6.00	N/A	6.87
Inception* through 1/31/18	—	—	6.57	—

Cumulative total returns
Without sales charges[1]
Class A (1/31/08 through 1/31/18)	89.77%
Class C (1/31/08 through 1/31/18)	79.01
Class R (Inception date of 6/2/14 through 1/31/18)	26.28
Class I (1/31/08 through 1/31/18)	94.32

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the investments of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception dates for Class A, C, R and I shares are February 5, 1996, February 5, 1996, June 2, 2014 and October 2, 2007, respectively.

22	QS Asset Allocation Funds 2018 Annual Report

QS Moderate Growth Fund

Historical performance

Value of $10,000 invested in

Class A and C Shares of QS Moderate Growth Fund vs. Benchmark Indices† — January 2008 - January 2018

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†	Hypothetical illustration of $10,000 invested in Class A and C shares of QS Moderate Growth Fund on January 31, 2008, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2018. The hypothetical illustration also assumes a $10,000 investment in the Bloomberg Barclays U.S. Aggregate Index, Russell 3000 Index, and the Moderate Growth Composite Benchmark. The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The Moderate Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Bloomberg Barclays U.S. Aggregate Index and 5% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. The indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The performance of the Fund’s other classes may be greater or less than the Class A and C shares’ performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

Prior to June 1, 2015, the Fund followed different investment policies and strategies under the name QS Legg Mason Lifestyle Allocation 70%.

QS Asset Allocation Funds 2018 Annual Report	23

Funds performance (unaudited) (cont’d)

QS Conservative Growth Fund

Average annual total returns
Without sales charges[1]	Class A	Class C	Class R	Class I
Twelve Months Ended 1/31/18	13.97%	13.18%	13.58%	14.25%
Five Years Ended 1/31/18	7.32	6.54	N/A	N/A
Ten Years Ended 1/31/18	6.34	5.64	N/A	N/A
Inception* through 1/31/18	—	—	5.49	5.87

With sales charges[2]	Class A	Class C	Class R	Class I
Twelve Months Ended 1/31/18	7.41%	12.18%	13.58%	14.25%
Five Years Ended 1/31/18	6.05	6.54	N/A	N/A
Ten Years Ended 1/31/18	5.71	5.64	N/A	N/A
Inception* through 1/31/18	—	—	5.49	5.87

Cumulative total returns
Without sales charges[1]
Class A (1/31/08 through 1/31/18)	84.92%
Class C (1/31/08 through 1/31/18)	73.12
Class R (Inception date of 6/2/14 through 1/31/18)	21.67
Class I (Re-inception date of 7/25/14 through 1/31/18)	22.27

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception dates for Class A, C, R and I shares are February 5, 1996, February 5, 1996, June 2, 2014 and July 25, 2014 (re-inception), respectively.

24	QS Asset Allocation Funds 2018 Annual Report

QS Conservative Growth Fund

Historical performance

Value of $10,000 invested in

Class A and C Shares of QS Conservative Growth Fund vs. Benchmark Indices† — January 2008 - January 2018

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†	Hypothetical illustration of $10,000 invested in Class A and C shares of QS Conservative Growth Fund on January 31, 2008, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2018. The hypothetical illustration also assumes a $10,000 investment in the Bloomberg Barclays U.S. Aggregate Index, Russell 1000 Index, and the Conservative Growth Composite Benchmark. The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The Conservative Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Bloomberg Barclays U.S. Aggregate Index and 7% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. The indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The performance of the Fund’s other classes may be greater or less than the Class A and C shares’ performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

Prior to June 1, 2015, the Fund followed different investment policies and strategies under the name QS Legg Mason Lifestyle Allocation 50%.

QS Asset Allocation Funds 2018 Annual Report	25

Funds performance (unaudited) (cont’d)

QS Defensive Growth Fund

Average annual total returns
Without sales charges[1]	Class A	Class C	Class C1[3]	Class R	Class I
Twelve Months Ended 1/31/18	10.09%	9.31%	9.60%	9.82%	10.43%
Five Years Ended 1/31/18	5.39	4.62	4.85	N/A	5.63
Ten Years Ended 1/31/18	5.55	N/A	5.06	N/A	N/A
Inception* through 1/31/18	—	5.19	—	4.22	5.98

With sales charges[2]	Class A	Class C	Class C1	Class R	Class I
Twelve Months Ended 1/31/18	5.43%	8.31%	8.60%	9.82%	10.43%
Five Years Ended 1/31/18	4.47	4.62	4.85	N/A	5.63
Ten Years Ended 1/31/18	5.10	N/A	5.06	N/A	N/A
Inception* through 1/31/18	—	5.19	—	4.22	5.98

Cumulative total returns
Without sales charges[1]
Class A (1/31/08 through 1/31/18)	71.70%
Class C (Inception date of 8/1/12 through 1/31/18)	32.10
Class C1[3] (1/31/08 through 1/31/18)	63.79
Class R (Inception date of 6/2/14 through 1/31/18)	16.39
Class I (Inception date of 3/15/12 through 1/31/18)	40.75

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 4.25%. Class C shares and Class C1 shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

[3]	On August 1, 2012, Class C shares were reclassified as Class C1 shares.

*	Inception dates for Class A, C, C1, R and I shares are February 5, 1996, August 1, 2012, February 5, 1996, June 2, 2014 and March 15, 2012, respectively.

26	QS Asset Allocation Funds 2018 Annual Report

QS Defensive Growth Fund

Historical performance

Value of $10,000 invested in

Class A and C1 Shares of QS Defensive Growth Fund vs. Benchmark Indices† — January 2008 - January 2018

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $10,000 invested in Class A and C1 shares of QS Defensive Growth Fund on January 31, 2008, assuming the deduction of the maximum initial sales charge of 4.25% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2018. On August 1, 2012, Class C shares were reclassified as C1 shares. The hypothetical illustration also assumes a $10,000 investment in the Bloomberg Barclays U.S. Aggregate Index, Russell 1000 Index, and the Defensive Growth Composite Benchmark. The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The Defensive Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 17% Russell 1000 Index, 7% Russell 2000 Index, 6% MSCI EAFE Index, 60% Bloomberg Barclays U.S. Aggregate Index and 10% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. The indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The performance of the Fund’s other classes may be greater or less than the Class A and C1 shares’ performance indicated on this chart, depending on whether greater or less sales charges and fees were incurred by shareholders investing in the other classes.

Prior to June 1, 2015, the Fund followed different investment policies and strategies under the name QS Legg Mason Lifestyle Allocation 30%.

QS Asset Allocation Funds 2018 Annual Report	27

Schedules of investments

January 31, 2018

QS Growth Fund

Description		Shares	Value
Investments in Underlying Funds† — 99.7%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares		1,561,280	$16,393,443	(a)
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		4,874,951	106,615,181	(b)
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares		2,743,224	35,744,203	(c)
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares		1,492,484	18,879,917	(d)
BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares		599,429	7,522,840	(e)
ClearBridge Small Cap Fund, Class IS Shares		744,579	46,588,334
Martin Currie Emerging Markets Fund, Class IS Shares		4,771,667	67,757,665
QS Global Market Neutral Fund, Class IS Shares		1,617,979	17,037,314
QS International Equity Fund, Class IS Shares		4,742,982	85,278,823
QS Strategic Real Return Fund, Class IS Shares		3,922,929	48,683,546
QS U.S. Small Capitalization Equity Fund, Class IS Shares		1,820,484	25,395,758
RARE Global Infrastructure Value Fund, Class IS Shares		920,075	10,562,459
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		95,236	23,315,633
ClearBridge Appreciation Fund, Class IS Shares		1,964,313	48,714,971
ClearBridge International Value Fund, Class IS Shares		3,152,743	40,039,837
ClearBridge Large Cap Growth Fund, Class IS Shares		1,110,637	53,677,107
ClearBridge Mid Cap Fund, Class IS Shares		939,396	35,791,006
ClearBridge Small Cap Growth Fund, Class IS Shares		164,768	5,959,656
QS Global Dividend Fund, Class IS Shares		5,439,374	72,996,396
QS U.S. Large Cap Equity Fund, Class IS Shares		1,549,197	31,681,073
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares		8,310	97,390
Western Asset High Yield Fund, Class IS Shares		10,091	83,046
Western Asset Macro Opportunities Fund, Class IS Shares		1,365,904	15,748,871
Total Investments in Underlying Funds before Short-Term Investments (Cost — $616,645,064)			814,564,469

	Rate
Short-Term Investments — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost — $3,389,890)	1.285%	3,389,890	3,389,890
Total Investments — 100.1% (Cost — $620,034,954)			817,954,359
Liabilities in Excess of Other Assets — (0.1)%			(936,792)
Total Net Assets — 100.0%			$817,017,567

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

(a)	Prior to December 29, 2017, Legg Mason BW Alternative Credit Fund.

(b)	Prior to December 29, 2017, Legg Mason BW Diversified Large Cap Value Fund.

(c)	Prior to December 29, 2017, Legg Mason BW Dynamic Large Cap Value Fund.

(d)	Prior to December 29, 2017, Legg Mason BW Absolute Return Opportunities Fund.

(e)	Prior to December 29, 2017, Legg Mason BW International Opportunities Bond Fund.

See Notes to Financial Statements.

28	QS Asset Allocation Funds 2018 Annual Report

QS Moderate Growth Fund

Description		Shares	Value
Investments in Underlying Funds† — 99.9%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares		991,503	$10,410,786	(a)
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		2,913,216	63,712,029	(b)
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares		1,328,867	17,315,140	(c)
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares		956,354	12,097,872	(d)
BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares		874,649	10,976,851	(e)
ClearBridge Small Cap Fund, Class IS Shares		317,308	19,853,969
Martin Currie Emerging Markets Fund, Class IS Shares		2,380,809	33,807,489
QS Global Market Neutral Fund, Class IS Shares		1,036,277	10,911,998
QS International Equity Fund, Class IS Shares		1,785,810	32,108,864
QS Strategic Real Return Fund, Class IS Shares		2,506,211	31,102,080
QS U.S. Small Capitalization Equity Fund, Class IS Shares		1,013,440	14,137,494
RARE Global Infrastructure Value Fund, Class IS Shares		589,021	6,761,960
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		54,219	13,273,948
ClearBridge Appreciation Fund, Class IS Shares		1,082,697	26,850,898
ClearBridge International Value Fund, Class IS Shares		1,228,005	15,595,662
ClearBridge Large Cap Growth Fund, Class IS Shares		674,933	32,619,503
ClearBridge Mid Cap Fund, Class IS Shares		285,028	10,859,566
ClearBridge Small Cap Growth Fund, Class IS Shares		226,574	8,195,178
QS Global Dividend Fund, Class IS Shares		3,470,391	46,572,650
QS U.S. Large Cap Equity Fund, Class IS Shares		888,366	18,167,091
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		1,104,521	13,828,607
Western Asset Core Plus Bond Fund, Class IS Shares		2,862,450	33,547,911
Western Asset High Yield Fund, Class IS Shares		2,782,069	22,896,425
Western Asset Macro Opportunities Fund, Class IS Shares		875,846	10,098,502
Total Investments in Underlying Funds before Short-Term Investments (Cost — $407,297,324)			515,702,473

	Rate
Short-Term Investments — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost — $887,290)	1.285%	887,290	887,290
Total Investments — 100.1% (Cost — $408,184,614)			516,589,763
Liabilities in Excess of Other Assets — (0.1)%			(648,834)
Total Net Assets — 100.0%			$515,940,929

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

(a)	Prior to December 29, 2017, Legg Mason BW Alternative Credit Fund.

(b)	Prior to December 29, 2017, Legg Mason BW Diversified Large Cap Value Fund.

(c)	Prior to December 29, 2017, Legg Mason BW Dynamic Large Cap Value Fund.

(d)	Prior to December 29, 2017, Legg Mason BW Absolute Return Opportunities Fund.

(e)	Prior to December 29, 2017, Legg Mason BW International Opportunities Bond Fund.

See Notes to Financial Statements.

QS Asset Allocation Funds 2018 Annual Report	29

Schedules of investments (cont’d)

January 31, 2018

QS Conservative Growth Fund

Description		Shares	Value
Investments in Underlying Funds† — 99.8%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares		634,848	$6,665,907	(a)
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		928,813	20,313,136	(b)
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares		554,390	7,223,703	(c)
BrandywineGLOBAL — Global Opportunities Bond Fund, Class IS Shares		851,879	9,600,671	(d)
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares		609,843	7,714,517	(e)
BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares		597,874	7,503,323	(f)
ClearBridge Small Cap Fund, Class IS Shares		115,123	7,203,228
Martin Currie Emerging Markets Fund, Class IS Shares		883,302	12,542,887
QS Global Market Neutral Fund, Class IS Shares		658,918	6,938,411
QS International Equity Fund, Class IS Shares		67,872	1,220,342
QS Strategic Real Return Fund, Class IS Shares		1,574,607	19,540,872
QS U.S. Small Capitalization Equity Fund, Class IS Shares		582,781	8,129,800
RARE Global Infrastructure Value Fund, Class IS Shares		374,610	4,300,519
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		24,202	5,925,173
ClearBridge Appreciation Fund, Class IS Shares		780,279	19,350,912
ClearBridge International Value Fund, Class IS Shares		98,118	1,246,095
ClearBridge Large Cap Growth Fund, Class IS Shares		361,665	17,479,270
ClearBridge Mid Cap Fund, Class IS Shares		142,066	5,412,725
ClearBridge Small Cap Growth Fund, Class IS Shares		141,815	5,129,432
QS Global Dividend Fund, Class IS Shares		2,191,906	29,415,378
QS U.S. Large Cap Equity Fund, Class IS Shares		591,312	12,092,328
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		2,790,201	34,933,318
Western Asset Core Plus Bond Fund, Class IS Shares		4,228,706	49,560,431
Western Asset High Yield Fund, Class IS Shares		2,044,077	16,822,750
Western Asset Macro Opportunities Fund, Class IS Shares		549,708	6,338,130
Total Investments in Underlying Funds before Short-Term Investments (Cost — $265,580,451)			322,603,258

	Rate
Short-Term Investments — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost — $931,247)	1.285%	931,247	931,247
Total Investments — 100.1% (Cost — $266,511,698)			323,534,505
Liabilities in Excess of Other Assets — (0.1)%			(187,221)
Total Net Assets — 100.0%			$323,347,284

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

(a)	Prior to December 29, 2017, Legg Mason BW Alternative Credit Fund.

(b)	Prior to December 29, 2017, Legg Mason BW Diversified Large Cap Value Fund.

(c)	Prior to December 29, 2017, Legg Mason BW Dynamic Large Cap Value Fund.

(d)	Prior to December 29, 2017, Legg Mason BW Global Opportunities Bond Fund.

(e)	Prior to December 29, 2017, Legg Mason BW Absolute Return Opportunities Fund.

(f)	Prior to December 29, 2017, Legg Mason BW International Opportunities Bond Fund.

See Notes to Financial Statements.

30	QS Asset Allocation Funds 2018 Annual Report

QS Defensive Growth Fund

Description		Shares	Value
Investments in Underlying Funds† — 99.8%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares		269,304	$2,827,692	(a)
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		67,833	1,483,499	(b)
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares		114,006	1,485,498	(c)
BrandywineGLOBAL — Global Opportunities Bond Fund, Class IS Shares		978,642	11,029,300	(d)
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares		258,443	3,269,306	(e)
Martin Currie Emerging Markets Fund, Class IS Shares		118,905	1,688,449
QS Global Market Neutral Fund, Class IS Shares		281,731	2,966,627
QS International Equity Fund, Class IS Shares		13,425	241,377
QS Strategic Real Return Fund, Class IS Shares		678,993	8,426,300
QS U.S. Small Capitalization Equity Fund, Class IS Shares		125,949	1,756,993
RARE Global Infrastructure Value Fund, Class IS Shares		159,104	1,826,514
Legg Mason Partners Equity Trust:
ClearBridge Appreciation Fund, Class IS Shares		294,780	7,310,539
ClearBridge International Value Fund, Class IS Shares		19,007	241,387
ClearBridge Large Cap Growth Fund, Class IS Shares		90,640	4,380,634
ClearBridge Small Cap Growth Fund, Class IS Shares		40,246	1,455,713
QS Global Dividend Fund, Class IS Shares		734,489	9,856,844
QS U.S. Large Cap Equity Fund, Class IS Shares		247,493	5,061,238
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		2,199,338	27,535,717
Western Asset Core Plus Bond Fund, Class IS Shares		2,570,875	30,130,654
Western Asset High Yield Fund, Class IS Shares		1,068,129	8,790,703
Western Asset Macro Opportunities Fund, Class IS Shares		232,464	2,680,313
Total Investments in Underlying Funds before Short-Term Investments (Cost — $117,538,317)			134,445,297

	Rate
Short-Term Investments — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost — $344,760)	1.285%	344,760	344,760
Total Investments — 100.0% (Cost — $117,883,077)			134,790,057
Liabilities in Excess of Other Assets — (0.0)%			(52,432)
Total Net Assets — 100.0%			$134,737,625

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

(a)	Prior to December 29, 2017, Legg Mason BW Alternative Credit Fund.

(b)	Prior to December 29, 2017, Legg Mason BW Diversified Large Cap Value Fund.

(c)	Prior to December 29, 2017, Legg Mason BW Dynamic Large Cap Value Fund.

(d)	Prior to December 29, 2017, Legg Mason BW Global Opportunities Bond Fund.

(e)	Prior to December 29, 2017, Legg Mason BW Absolute Return Opportunities Fund.

See Notes to Financial Statements.

QS Asset Allocation Funds 2018 Annual Report	31

Statements of assets and liabilities

January 31, 2018

	QS Growth Fund	QS Moderate Growth Fund

Assets:
Investments in affiliated Underlying Funds, at cost	$616,645,064	$407,297,324
Short-term investments, at cost	3,389,890	887,290
Investments in affiliated Underlying Funds, at value	$814,564,469	$515,702,473
Short-term investments, at value	3,389,890	887,290
Receivable for Fund shares sold	191,217	72,810
Interest receivable	3,279	1,573
Receivable from investment manager	78	60
Prepaid expenses	48,028	44,259
Total Assets	818,196,961	516,708,465

Liabilities:
Payable for Fund shares repurchased	401,378	301,838
Service and/or distribution fees payable	183,162	120,675
Trustees’ fees payable	4,050	2,662
Accrued expenses	590,804	342,361
Total Liabilities	1,179,394	767,536
Total Net Assets	$817,017,567	$515,940,929

Net Assets:
Par value (Note 7)	$472	$305
Paid-in capital in excess of par value	630,264,298	410,886,402
Undistributed net investment income	540,116	488,582
Accumulated net realized loss on affiliated Underlying Funds, investments, capital gain distributions from affiliated Underlying Funds and foreign currency transactions	(11,706,724)	(3,839,509)
Net unrealized appreciation on affiliated Underlying Funds	197,919,405	108,405,149
Total Net Assets	$817,017,567	$515,940,929

Net Assets:
Class A	$796,417,497	$488,946,459
Class C	$19,017,805	$20,673,839
Class R	$56,112	$95,761
Class I	$1,526,153	$6,224,870

Shares Outstanding:
Class A	45,928,340	28,888,087
Class C	1,173,914	1,198,662
Class R	3,256	5,723
Class I	88,366	371,017

Net Asset Value:
Class A (and redemption price)	$17.34	$16.93
Class C*	$16.20	$17.25
Class R (and redemption price)	$17.23	$16.73
Class I (and redemption price)	$17.27	$16.78

Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75% and 5.75%, respectively)	$18.40	$17.96

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

32	QS Asset Allocation Funds 2018 Annual Report

	QS Conservative Growth Fund	QS Defensive Growth Fund

Assets:
Investments in affiliated Underlying Funds, at cost	$265,580,451	$117,538,317
Short-term investments, at cost	931,247	344,760
Investments in affiliated Underlying Funds, at value	$322,603,258	$134,445,297
Short-term investments, at value	931,247	344,760
Receivable for Fund shares sold	303,164	91,613
Interest receivable	1,161	463
Receivable from investment manager	42	277
Prepaid expenses	42,234	44,031
Total Assets	323,881,106	134,926,441

Liabilities:
Payable for Fund shares repurchased	239,518	45,647
Service and/or distribution fees payable	78,524	31,017
Trustees’ fees payable	1,719	766
Accrued expenses	214,061	111,386
Total Liabilities	533,822	188,816
Total Net Assets	$323,347,284	$134,737,625

Net Assets:
Par value (Note 7)	$216	$100
Paid-in capital in excess of par value	267,732,700	120,882,195
Undistributed net investment income	307,749	107,526
Accumulated net realized loss on affiliated Underlying Funds, investments, capital gain distributions from affiliated Underlying Funds and foreign currency transactions	(1,716,188)	(3,159,176)
Net unrealized appreciation on affiliated Underlying Funds	57,022,807	16,906,980
Total Net Assets	$323,347,284	$134,737,625

Net Assets:
Class A	$297,207,688	$125,864,041
Class C	$18,314,675	$2,814,230
Class C1	—	$2,936,973
Class R	$73,520	$57,245
Class I	$7,751,401	$3,065,136

Shares Outstanding:
Class A	19,892,718	9,320,480
Class C	1,177,797	209,583
Class C1	—	212,743
Class R	4,933	4,251
Class I	519,114	227,492

Net Asset Value:
Class A (and redemption price)	$14.94	$13.50
Class C*	$15.55	$13.43
Class C1*	—	$13.81
Class R (and redemption price)	$14.90	$13.47
Class I (and redemption price)	$14.93	$13.47

Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75% and 4.25%, respectively)	$15.85	$14.10

*	Redemption price per share is NAV of Class C and class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

QS Asset Allocation Funds 2018 Annual Report	33

Statements of operations

For the Year Ended January 31, 2018

	QS Growth Fund	QS Moderate Growth Fund

Investment Income:
Income distributions from affiliated Underlying Funds	$10,508,371	$8,416,827
Return of capital from affiliated Underlying Funds (Note 1 (c))	(9,462)	(39,561)
Dividends from unaffiliated investments	8,159	2,794
Interest	21,748	92,384
Total Investment Income	10,528,816	8,472,444

Expenses:
Service and/or distribution fees (Notes 2 and 5)	2,027,449	1,361,112
Transfer agent fees (Note 5)	1,438,294	754,821
Registration fees	76,866	73,481
Shareholder reports	62,300	39,967
Trustees’ fees	46,335	29,812
Audit and tax fees	32,480	31,579
Legal fees	28,560	29,288
Fund accounting fees	26,300	26,299
Insurance	9,824	6,775
Custody fees	5,450	5,390
Interest expense	1	9
Miscellaneous expenses	5,325	4,099
Total Expenses	3,759,184	2,362,632
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(872)	(889)
Net Expenses	3,758,312	2,361,743
Net Investment Income	6,770,504	6,110,701

Realized and Unrealized Gain (Loss) on Affiliated Underlying Funds, Investments, Capital Gain Distributions From Affiliated Underlying Funds and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain (Loss) From:
Sale of affiliated Underlying Funds	75,478,360	44,425,143
Investment transactions	440,700	343,933
Capital gain distributions from affiliated Underlying Funds	21,125,488	11,875,111
Foreign currency transactions	(9,537)	(8,169)
Net Realized Gain	97,035,011	56,636,018
Change in Net Unrealized Appreciation (Depreciation) on Affiliated Underlying Funds	33,570,776	17,189,888
Net Gain on Affiliated Underlying Funds, Investments, Capital Gain Distributions From Affiliated Underlying Funds and Foreign Currency Transactions	130,605,787	73,825,906
Increase in Net Assets From Operations	$137,376,291	$79,936,607

See Notes to Financial Statements.

34	QS Asset Allocation Funds 2018 Annual Report

	QS Conservative Growth Fund	QS Defensive Growth Fund

Investment Income:
Income distributions from affiliated Underlying Funds	$6,335,062	$3,427,260
Return of capital from affiliated Underlying Funds (Note 1 (c))	(39,174)	(26,500)
Dividends from unaffiliated investments	1,023	291
Interest	10,396	3,832
Total Investment Income	6,307,307	3,404,883

Expenses:
Service and/or distribution fees (Notes 2 and 5)	892,622	365,412
Transfer agent fees (Note 5)	453,456	180,579
Registration fees	72,922	80,379
Audit and tax fees	30,981	30,342
Legal fees	27,411	27,238
Shareholder reports	26,376	13,189
Fund accounting fees	26,300	27,456
Trustees’ fees	19,039	8,189
Custody fees	5,389	4,839
Insurance	4,929	2,572
Interest expense	263	131
Miscellaneous expenses	3,950	4,073
Total Expenses	1,563,638	744,399
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(773)	(1,360)
Net Expenses	1,562,865	743,039
Net Investment Income	4,744,442	2,661,844

Realized and Unrealized Gain (Loss) on Affiliated Underlying Funds, Investments, Capital Gain Distributions From Affiliated Underlying Funds and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain (Loss) From:
Sale of affiliated Underlying Funds	22,424,928	9,432,275
Investment transactions	66,837	22,134
Capital gain distributions from affiliated Underlying Funds	6,103,082	1,665,081
Foreign currency transactions	(6,629)	(2,590)
Net Realized Gain	28,588,218	11,116,900
Change in Net Unrealized Appreciation (Depreciation) on Affiliated Underlying Funds	7,616,453	(832,471)
Net Gain on Affiliated Underlying Funds, Investments, Capital Gain Distributions From Affiliated Underlying Funds and Foreign Currency Transactions	36,204,671	10,284,429
Increase in Net Assets From Operations	$40,949,113	$12,946,273

See Notes to Financial Statements.

QS Asset Allocation Funds 2018 Annual Report	35

Statements of changes in net assets

QS Growth Fund

For the Years Ended January 31,	2018	2017

Operations:
Net investment income	$6,770,504	$6,760,479
Net realized gain	97,035,011	16,962,002
Change in net unrealized appreciation (depreciation)	33,570,776	82,840,280
Increase in Net Assets From Operations	137,376,291	106,562,761

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(8,650,061)	(7,100,060)
Net realized gains	(80,175,640)	(23,140,773)
Decrease in Net Assets From Distributions to Shareholders	(88,825,701)	(30,240,833)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	43,466,571	70,992,549
Reinvestment of distributions	88,575,861	30,142,058
Cost of shares repurchased	(87,639,869)	(111,968,031)
Increase (Decrease) in Net Assets From Fund Share Transactions	44,402,563	(10,833,424)
Increase in Net Assets	92,953,153	65,488,504

Net Assets:
Beginning of year	724,064,414	658,575,910
End of year*	$817,017,567	$724,064,414
* Includes undistributed net investment income of:	$540,116	$72,279

See Notes to Financial Statements.

36	QS Asset Allocation Funds 2018 Annual Report

QS Moderate Growth Fund

For the Years Ended January 31,	2018	2017

Operations:
Net investment income	$6,110,701	$6,164,948
Net realized gain	56,636,018	10,248,435
Change in net unrealized appreciation (depreciation)	17,189,888	46,619,947
Increase in Net Assets From Operations	79,936,607	63,033,330

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(6,865,018)	(6,775,070)
Net realized gains	(44,533,088)	(14,100,425)
Decrease in Net Assets From Distributions to Shareholders	(51,398,106)	(20,875,495)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	32,517,524	45,172,944
Reinvestment of distributions	51,182,610	20,777,751
Cost of shares repurchased	(66,572,126)	(76,934,311)
Increase (Decrease) in Net Assets From Fund Share Transactions	17,128,008	(10,983,616)
Increase in Net Assets	45,666,509	31,174,219

Net Assets:
Beginning of year	470,274,420	439,100,201
End of year*	$515,940,929	$470,274,420
* Includes undistributed net investment income of:	$488,582	$97,318

See Notes to Financial Statements.

QS Asset Allocation Funds 2018 Annual Report	37

Statements of changes in net assets (cont’d)

QS Conservative Growth Fund

For the Years Ended January 31,	2018	2017

Operations:
Net investment income	$4,744,442	$5,330,120
Net realized gain	28,588,218	5,546,341
Change in net unrealized appreciation (depreciation)	7,616,453	24,324,272
Increase in Net Assets From Operations	40,949,113	35,200,733

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(5,391,065)	(5,820,036)
Net realized gains	(20,171,370)	(6,371,481)
Decrease in Net Assets From Distributions to Shareholders	(25,562,435)	(12,191,517)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	38,604,337	43,285,088
Reinvestment of distributions	25,396,686	12,102,345
Cost of shares repurchased	(61,947,841)	(62,342,842)
Increase (Decrease) in Net Assets From Fund Share Transactions	2,053,182	(6,955,409)
Increase in Net Assets	17,439,860	16,053,807

Net Assets:
Beginning of year	305,907,424	289,853,617
End of year*	$323,347,284	$305,907,424
* Includes undistributed net investment income of:	$307,749	$308,351

See Notes to Financial Statements.

38	QS Asset Allocation Funds 2018 Annual Report

QS Defensive Growth Fund

For the Years Ended January 31,	2018	2017

Operations:
Net investment income	$2,661,844	$3,073,898
Net realized gain	11,116,900	1,282,927
Change in net unrealized appreciation (depreciation)	(832,471)	7,901,980
Increase in Net Assets From Operations	12,946,273	12,258,805

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(3,020,016)	(3,226,031)
Net realized gains	(7,992,537)	(1,291,814)
Decrease in Net Assets From Distributions to Shareholders	(11,012,553)	(4,517,845)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	12,888,193	21,412,106
Reinvestment of distributions	10,945,654	4,487,140
Cost of shares repurchased	(26,228,964)	(29,441,358)
Decrease in Net Assets From Fund Share Transactions	(2,395,117)	(3,542,112)
Increase (Decrease) in Net Assets	(461,397)	4,198,848

Net Assets:
Beginning of year	135,199,022	131,000,174
End of year*	$134,737,625	$135,199,022
* Includes undistributed net investment income of:	$107,526	$240,131

See Notes to Financial Statements.

QS Asset Allocation Funds 2018 Annual Report	39

Financial highlights

QS Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class A Shares[1]	2018	2017	2016	2015	2014

Net asset value, beginning of year	$16.31	$14.60	$17.23	$17.22	$14.81

Income (loss) from operations:
Net investment income	0.16	0.16	0.13	0.12	0.08
Net realized and unrealized gain (loss)	2.92	2.23	(0.98)	0.60	2.50
Total income (loss) from operations	3.08	2.39	(0.85)	0.72	2.58

Less distributions from:
Net investment income	(0.20)	(0.16)	(0.15)	(0.19)	(0.17)
Net realized gains	(1.85)	(0.52)	(1.63)	(0.52)	—
Total distributions	(2.05)	(0.68)	(1.78)	(0.71)	(0.17)

Net asset value, end of year	$17.34	$16.31	$14.60	$17.23	$17.22
Total return[2]	19.69%	16.68%	(5.82)%	4.11%	17.41%

Net assets, end of year (000s)	$796,417	$703,021	$607,632	$663,706	$644,907

Ratios to average net assets:
Gross expenses[3]	0.48%	0.54%	0.54%	0.55%	0.60%
Net expenses[3,4]	0.48 [5]	0.54	0.54	0.55	0.60
Net investment income	0.91	1.03	0.76	0.69	0.49

Portfolio turnover rate	40%[6]	20%	44%[6]	29%	11%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

40	QS Asset Allocation Funds 2018 Annual Report

QS Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class C Shares[1]	2018	2017	2016	2015	2014

Net asset value, beginning of year	$15.36	$13.80	$16.38	$16.44	$14.16

Income (loss) from operations:
Net investment income (loss)	0.03	0.04	0.01	0.02	(0.02)
Net realized and unrealized gain (loss)	2.75	2.10	(0.92)	0.56	2.38
Total income (loss) from operations	2.78	2.14	(0.91)	0.58	2.36

Less distributions from:
Net investment income	(0.09)	(0.06)	(0.04)	(0.12)	(0.08)
Net realized gains	(1.85)	(0.52)	(1.63)	(0.52)	—
Total distributions	(1.94)	(0.58)	(1.67)	(0.64)	(0.08)

Net asset value, end of year	$16.20	$15.36	$13.80	$16.38	$16.44
Total return[2]	18.90%	15.81%	(6.43)%	3.45%	16.65%

Net assets, end of year (000s)	$19,018	$19,662	$20,526	$24,222	$18,507

Ratios to average net assets:
Gross expenses[3]	1.18%	1.22%	1.24%	1.22%	1.26%
Net expenses[3,4]	1.18 [5]	1.22	1.24	1.22	1.26
Net investment income (loss)	0.16	0.26	0.04	0.15	(0.16)

Portfolio turnover rate	40%[6]	20%	44%[6]	29%	11%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Asset Allocation Funds 2018 Annual Report	41

Financial highlights (cont’d)

QS Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31 unless otherwise noted:
Class R Shares[1]	2018	2017	2016	2015[2]

Net asset value, beginning of year	$16.21	$14.55	$17.20	$18.17

Income (loss) from operations:
Net investment income	0.08	0.20	0.10	0.11
Net realized and unrealized gain (loss)	2.92	2.14	(1.00)	(0.36)
Total income (loss) from operations	3.00	2.34	(0.90)	(0.25)

Less distributions from:
Net investment income	(0.13)	(0.16)	(0.12)	(0.20)
Net realized gains	(1.85)	(0.52)	(1.63)	(0.52)
Total distributions	(1.98)	(0.68)	(1.75)	(0.72)

Net asset value, end of year	$17.23	$16.21	$14.55	$17.20
Total return[3]	19.29%	16.39%	(6.07)%	(1.46)%

Net assets, end of year (000s)	$56	$46	$18	$10

Ratios to average net assets:
Gross expenses[4]	1.44%	1.46%	1.21%	0.75%[5]
Net expenses[4,6]	0.80 [7]	0.80 [7]	0.80 [7]	0.75 [5]
Net investment income	0.44	1.27	0.59	0.92 [5]

Portfolio turnover rate	40%[8]	20%	44%[8]	29%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period June 2, 2014 (inception date) to January 31, 2015.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.05%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

[9]	For the year ended January 31, 2015.

See Notes to Financial Statements.

42	QS Asset Allocation Funds 2018 Annual Report

QS Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class I Shares[1]	2018	2017	2016	2015	2014

Net asset value, beginning of year	$16.25	$14.54	$17.18	$17.17	$14.77

Income (loss) from operations:
Net investment income	0.20	0.21	0.19	0.25	0.14
Net realized and unrealized gain (loss)	2.92	2.23	(0.99)	0.53	2.48
Total income (loss) from operations	3.12	2.44	(0.80)	0.78	2.62

Less distributions from:
Net investment income	(0.25)	(0.21)	(0.21)	(0.25)	(0.22)
Net realized gains	(1.85)	(0.52)	(1.63)	(0.52)	—
Total distributions	(2.10)	(0.73)	(1.84)	(0.77)	(0.22)

Net asset value, end of year	$17.27	$16.25	$14.54	$17.18	$17.17
Total return[2]	20.00%	17.06%	(5.55)%	4.43%	17.76%

Net assets, end of year (000s)	$1,526	$1,336	$1,571	$2,259	$959

Ratios to average net assets:
Gross expenses[3]	0.21%	0.22%	0.20%	0.28%	0.36%
Net expenses[3,4]	0.21	0.22	0.20	0.28	0.33 [5]
Net investment income	1.18	1.35	1.09	1.40	0.84

Portfolio turnover rate	40%[6]	20%	44%[6]	29%	11%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Asset Allocation Funds 2018 Annual Report	43

Financial highlights (cont’d)

QS Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class A Shares[1]	2018	2017	2016	2015	2014

Net asset value, beginning of year	$16.01	$14.59	$16.77	$16.29	$14.39

Income (loss) from operations:
Net investment income	0.22	0.22	0.19	0.20	0.13
Net realized and unrealized gain (loss)	2.53	1.92	(0.91)	0.55	1.97
Total income (loss) from operations	2.75	2.14	(0.72)	0.75	2.10

Less distributions from:
Net investment income	(0.25)	(0.24)	(0.21)	(0.27)	(0.20)
Net realized gains	(1.58)	(0.48)	(1.25)	—	—
Total distributions	(1.83)	(0.72)	(1.46)	(0.27)	(0.20)

Net asset value, end of year	$16.93	$16.01	$14.59	$16.77	$16.29
Total return[2]	17.71%	14.88%	(4.78)%	4.55%	14.59%

Net assets, end of year (000s)	$488,946	$442,854	$396,480	$435,104	$424,969

Ratios to average net assets:
Gross expenses[3]	0.46%	0.52%	0.50%	0.51%	0.54%
Net expenses[3,4]	0.46 [5]	0.52	0.50	0.51	0.54
Net investment income	1.28	1.41	1.15	1.16	0.86

Portfolio turnover rate	42%[6]	21%	47%[6]	27%	12%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

44	QS Asset Allocation Funds 2018 Annual Report

QS Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class C Shares[1]	2018	2017	2016	2015	2014

Net asset value, beginning of year	$16.28	$14.82	$17.01	$16.54	$14.62

Income (loss) from operations:
Net investment income	0.09	0.10	0.07	0.10	0.03
Net realized and unrealized gain (loss)	2.58	1.95	(0.93)	0.54	1.99
Total income (loss) from operations	2.67	2.05	(0.86)	0.64	2.02

Less distributions from:
Net investment income	(0.12)	(0.11)	(0.08)	(0.17)	(0.10)
Net realized gains	(1.58)	(0.48)	(1.25)	—	—
Total distributions	(1.70)	(0.59)	(1.33)	(0.17)	(0.10)

Net asset value, end of year	$17.25	$16.28	$14.82	$17.01	$16.54
Total return[2]	16.92%	14.06%	(5.47)%	3.83%	13.80%

Net assets, end of year (000s)	$20,674	$21,749	$22,737	$26,416	$21,534

Ratios to average net assets:
Gross expenses[3]	1.17%	1.21%	1.21%	1.20%	1.23%
Net expenses[3,4]	1.17 [5]	1.21	1.21	1.20	1.23
Net investment income	0.53	0.63	0.43	0.55	0.18

Portfolio turnover rate	42%[6]	21%	47%[6]	27%	12%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Asset Allocation Funds 2018 Annual Report	45

Financial highlights (cont’d)

QS Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2018	2017	2016	2015[2]

Net asset value, beginning of year	$15.87	$14.52	$16.74	$17.16

Income (loss) from operations:
Net investment income	0.19	0.25	0.19	0.15
Net realized and unrealized gain (loss)	2.47	1.82	(0.97)	(0.30)
Total income (loss) from operations	2.66	2.07	(0.78)	(0.15)

Less distributions from:
Net investment income	(0.22)	(0.24)	(0.19)	(0.27)
Net realized gains	(1.58)	(0.48)	(1.25)	—
Total distributions	(1.80)	(0.72)	(1.44)	(0.27)

Net asset value, end of year	$16.73	$15.87	$14.52	$16.74
Total return[3]	17.29%	14.51%	(5.13)%	(0.89)%

Net assets, end of year (000s)	$96	$57	$14	$10

Ratios to average net assets:
Gross expenses[4]	1.24%	1.38%	1.47%	0.75%[5]
Net expenses[4,6]	0.80 [7]	0.80 [7]	0.80 [7]	0.75 [5]
Net investment income	1.15	1.64	1.15	1.27 [5]

Portfolio turnover rate	42%[8]	21%	47%[8]	27%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period June 2, 2014 (inception date) to January 31, 2015.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.05%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

[9]	For the year ended January 31, 2015.

See Notes to Financial Statements.

46	QS Asset Allocation Funds 2018 Annual Report

QS Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class I Shares[1]	2018	2017	2016	2015	2014

Net asset value, beginning of year	$15.88	$14.47	$16.66	$16.19	$14.31

Income (loss) from operations:
Net investment income	0.26	0.27	0.24	0.34	0.17
Net realized and unrealized gain (loss)	2.51	1.91	(0.92)	0.46	1.94
Total income (loss) from operations	2.77	2.18	(0.68)	0.80	2.11

Less distributions from:
Net investment income	(0.29)	(0.29)	(0.26)	(0.33)	(0.23)
Net realized gains	(1.58)	(0.48)	(1.25)	—	—
Total distributions	(1.87)	(0.77)	(1.51)	(0.33)	(0.23)

Net asset value, end of year	$16.78	$15.88	$14.47	$16.66	$16.19
Total return[2]	18.03%	15.30%	(4.59)%	4.86%	14.75%

Net assets, end of year (000s)	$6,225	$5,615	$4,946	$5,503	$1,284

Ratios to average net assets:
Gross expenses[3]	0.17%	0.19%	0.22%	0.21%	0.43%
Net expenses[3,4]	0.17	0.19	0.22	0.21	0.40 [5]
Net investment income	1.57	1.78	1.44	2.02	1.09

Portfolio turnover rate	42%[6]	21%	47%[6]	27%	12%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Asset Allocation Funds 2018 Annual Report	47

Financial highlights (cont’d)

QS Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class A Shares[1]	2018	2017	2016	2015	2014

Net asset value, beginning of year	$14.25	$13.21	$14.70	$14.35	$13.23

Income (loss) from operations:
Net investment income	0.23	0.25	0.24	0.26	0.19
Net realized and unrealized gain (loss)	1.71	1.37	(0.76)	0.39	1.20
Total income (loss) from operations	1.94	1.62	(0.52)	0.65	1.39

Less distributions from:
Net investment income	(0.27)	(0.28)	(0.26)	(0.30)	(0.27)
Net realized gains	(0.98)	(0.30)	(0.71)	—	—
Total distributions	(1.25)	(0.58)	(0.97)	(0.30)	(0.27)

Net asset value, end of year	$14.94	$14.25	$13.21	$14.70	$14.35
Total return[2]	13.97%	12.38%	(3.80)%	4.51%	10.54%

Net assets, end of year (000s)	$297,208	$280,907	$255,274	$277,509	$261,212

Ratios to average net assets:
Gross expenses[3]	0.47%	0.50%	0.49%	0.49%	0.52%
Net expenses[3,4]	0.47 [5]	0.50	0.49	0.49	0.52
Net investment income	1.55	1.83	1.63	1.75	1.38

Portfolio turnover rate	37%[6]	20%	52%[6]	23%	13%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

48	QS Asset Allocation Funds 2018 Annual Report

QS Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class C Shares[1]	2018	2017	2016	2015	2014

Net asset value, beginning of year	$14.77	$13.68	$15.18	$14.81	$13.65

Income (loss) from operations:
Net investment income	0.13	0.15	0.13	0.17	0.10
Net realized and unrealized gain (loss)	1.77	1.42	(0.78)	0.39	1.22
Total income (loss) from operations	1.90	1.57	(0.65)	0.56	1.32

Less distributions from:
Net investment income	(0.14)	(0.18)	(0.14)	(0.19)	(0.16)
Net realized gains	(0.98)	(0.30)	(0.71)	—	—
Total distributions	(1.12)	(0.48)	(0.85)	(0.19)	(0.16)

Net asset value, end of year	$15.55	$14.77	$13.68	$15.18	$14.81
Total return[2]	13.18%	11.52%	(4.47)%	3.76%	9.72%

Net assets, end of year (000s)	$18,315	$17,495	$18,507	$20,864	$15,847

Ratios to average net assets:
Gross expenses[3]	1.19%	1.23%	1.23%	1.22%	1.25%
Net expenses[3,4]	1.19 [5]	1.23	1.23	1.22	1.25
Net investment income	0.85	1.03	0.88	1.09	0.67

Portfolio turnover rate	37%[6]	20%	52%[6]	23%	13%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Asset Allocation Funds 2018 Annual Report	49

Financial highlights (cont’d)

QS Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2018	2017	2016	2015[2]

Net asset value, beginning of year	$14.21	$13.19	$14.68	$14.97

Income (loss) from operations:
Net investment income	0.17	0.24	0.21	0.17
Net realized and unrealized gain (loss)	1.71	1.33	(0.76)	(0.22)
Total income (loss) from operations	1.88	1.57	(0.55)	(0.05)

Less distributions from:
Net investment income	(0.21)	(0.25)	(0.23)	(0.24)
Net realized gains	(0.98)	(0.30)	(0.71)	—
Total distributions	(1.19)	(0.55)	(0.94)	(0.24)

Net asset value, end of year	$14.90	$14.21	$13.19	$14.68
Total return[3]	13.58%	11.99%	(4.00)%	(0.36)%

Net assets, end of year (000s)	$74	$73	$42	$10

Ratios to average net assets:
Gross expenses[4]	1.21%	1.22%	0.96%	0.77%[5]
Net expenses[4,6,7]	0.80	0.80	0.80	0.77 [5]
Net investment income	1.16	1.70	1.43	1.72 [5]

Portfolio turnover rate	37%[8]	20%	52%[8]	23%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period June 2, 2014 (inception date) to January 31, 2015.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.05%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

[9]	For the year ended January 31, 2015.

See Notes to Financial Statements.

50	QS Asset Allocation Funds 2018 Annual Report

QS Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2018	2017	2016	2015[2]	2009		2008[3]

Net asset value, beginning of year	$14.24	$13.20	$14.69	$15.16	$12.11		$12.05

Income (loss) from operations:
Net investment income	0.27	0.29	0.27	0.31	0.43	[4]	0.00	[4,5]
Net realized and unrealized gain (loss)	1.70	1.37	(0.76)	(0.54)	(3.60)		0.06
Total income (loss) from operations	1.97	1.66	(0.49)	(0.23)	(3.17)		0.06

Less distributions from:
Net investment income	(0.30)	(0.32)	(0.29)	(0.24)	(0.38)		—
Net realized gains	(0.98)	(0.30)	(0.71)	—	(0.36)		—
Total distributions	(1.28)	(0.62)	(1.00)	(0.24)	(0.74)		—

Net asset value, end of year	$14.93	$14.24	$13.20	$14.69	$8.20		$12.11
Total return[6]	14.25%	12.61%	(3.49)%	(1.53)%	(27.43)%		0.50%

Net assets, end of year (000s)	$7,751	$7,431	$6,737	$7,413	$589		$710

Ratios to average net assets:
Gross expenses[7]	0.22%	0.23%	0.27%	0.07%[8]	0.10%		0.20%[8,9]
Net expenses[7,10]	0.22	0.23	0.25 [11]	0.07 [8]	0.10	[11]	0.20	[8,9]
Net investment income	1.80	2.10	1.87	4.09 [8]	4.16	[4]	1.93	[4,8]

Portfolio turnover rate	37%[12]	20%	52%[12]	23%[13]	32%		19%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period July 25, 2014 (re-inception date) to January 31, 2015. Class I shares had previously liquidated on July 28, 2009 and resumed operations on July 25, 2014 upon shareholder investment.

[3]	For the period January 29, 2008 (inception date) to January 31, 2008.

[4]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[5]	Amount represents less than $0.005 per share.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	The gross and net expense ratios include interest expense. Excluding interest expense, the gross and net expense ratios would not have changed.

[10]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%.

[11]	Reflects fee waivers and/or expense reimbursements.

[12]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

[13]	For the year ended January 31, 2015.

See Notes to Financial Statements.

QS Asset Allocation Funds 2018 Annual Report	51

Financial highlights (cont’d)

QS Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class A Shares[1]	2018	2017	2016	2015	2014

Net asset value, beginning of year	$13.34	$12.58	$13.26	$12.98	$12.53

Income (loss) from operations:
Net investment income	0.28	0.30	0.28	0.32	0.25
Net realized and unrealized gain (loss)	1.04	0.91	(0.67)	0.30	0.48
Total income (loss) from operations	1.32	1.21	(0.39)	0.62	0.73

Less distributions from:
Net investment income	(0.32)	(0.32)	(0.29)	(0.34)	(0.28)
Net realized gains	(0.84)	(0.13)	—	—	—
Total distributions	(1.16)	(0.45)	(0.29)	(0.34)	(0.28)

Net asset value, end of year	$13.50	$13.34	$12.58	$13.26	$12.98
Total return[2]	10.09%	9.58%	(2.91)%	4.81%	5.91%

Net assets, end of year (000s)	$125,864	$124,880	$117,979	$129,661	$129,455

Ratios to average net assets:
Gross expenses[3]	0.53%	0.54%	0.54%	0.52%	0.55%
Net expenses[3,4]	0.53 [5]	0.54	0.54	0.52	0.55
Net investment income	2.01	2.30	2.09	2.37	1.92

Portfolio turnover rate	38%[6]	18%	53%[6]	25%	12%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

52	QS Asset Allocation Funds 2018 Annual Report

QS Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class C Shares[1]	2018	2017	2016	2015	2014

Net asset value, beginning of year	$13.26	$12.52	$13.19	$12.91	$12.50

Income (loss) from operations:
Net investment income	0.17	0.23	0.19	0.21	0.16
Net realized and unrealized gain (loss)	1.04	0.88	(0.65)	0.30	0.47
Total income (loss) from operations	1.21	1.11	(0.46)	0.51	0.63

Less distributions from:
Net investment income	(0.20)	(0.24)	(0.21)	(0.23)	(0.22)
Net realized gains	(0.84)	(0.13)	—	—	—
Total distributions	(1.04)	(0.37)	(0.21)	(0.23)	(0.22)

Net asset value, end of year	$13.43	$13.26	$12.52	$13.19	$12.91
Total return[2]	9.31%	8.89%	(3.54)%	3.92%	5.07%

Net assets, end of year (000s)	$2,814	$4,539	$3,133	$2,949	$2,537

Ratios to average net assets:
Gross expenses[3]	1.27%	1.23%	1.22%	1.33%	1.48%
Net expenses[3,4]	1.27	1.23	1.22	1.33	1.42 [5]
Net investment income	1.25	1.77	1.46	1.56	1.29

Portfolio turnover rate	38%[6]	18%	53%[6]	25%	12%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Asset Allocation Funds 2018 Annual Report	53

Financial highlights (cont’d)

QS Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class C1 Shares[1]	2018	2017	2016	2015	2014

Net asset value, beginning of year	$13.60	$12.83	$13.50	$13.21	$12.74

Income (loss) from operations:
Net investment income	0.21	0.23	0.21	0.25	0.18
Net realized and unrealized gain (loss)	1.08	0.92	(0.66)	0.31	0.50
Total income (loss) from operations	1.29	1.15	(0.45)	0.56	0.68

Less distributions from:
Net investment income	(0.24)	(0.25)	(0.22)	(0.27)	(0.21)
Net realized gains	(0.84)	(0.13)	—	—	—
Total distributions	(1.08)	(0.38)	(0.22)	(0.27)	(0.21)

Net asset value, end of year	$13.81	$13.60	$12.83	$13.50	$13.21
Total return[2]	9.60%	9.00%	(3.35)%	4.21%	5.33%

Net assets, end of year (000s)	$2,937	$3,363	$3,937	$4,927	$4,558

Ratios to average net assets:
Gross expenses[3]	1.01%	1.04%	1.04%	1.06%	1.10%
Net expenses[3,4]	1.01 [5]	1.04	1.04	1.06	1.10
Net investment income	1.50	1.74	1.58	1.86	1.36

Portfolio turnover rate	38%[6]	18%	53%[6]	25%	12%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

54	QS Asset Allocation Funds 2018 Annual Report

QS Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2018	2017	2016	2015[2]

Net asset value, beginning of year	$13.30	$12.56	$13.24	$13.50

Income (loss) from operations:
Net investment income	0.24	0.29	0.25	0.20
Net realized and unrealized gain (loss)	1.05	0.88	(0.67)	(0.19)
Total income (loss) from operations	1.29	1.17	(0.42)	0.01

Less distributions from:
Net investment income	(0.28)	(0.30)	(0.26)	(0.27)
Net realized gains	(0.84)	(0.13)	—	—
Total distributions	(1.12)	(0.43)	(0.26)	(0.27)

Net asset value, end of year	$13.47	$13.30	$12.56	$13.24
Total return[3]	9.82%	9.33%	(3.12)%	0.05%

Net assets, end of year (000s)	$57	$42	$18	$17

Ratios to average net assets:
Gross expenses[4]	1.51%	1.60%	1.50%	0.78%[5]
Net expenses[4,6]	0.80 [7]	0.80 [7]	0.80 [7]	0.78 [5]
Net investment income	1.77	2.21	1.93	2.25 [5]

Portfolio turnover rate	38%[8]	18%	53%[8]	25%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period June 2, 2014 (inception date) to January 31, 2015.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.05%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

[9]	For the year ended January 31, 2015.

See Notes to Financial Statements.

QS Asset Allocation Funds 2018 Annual Report	55

Financial highlights (cont’d)

QS Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class I Shares[1]	2018	2017	2016	2015	2014

Net asset value, beginning of year	$13.31	$12.56	$13.23	$12.97	$12.52

Income (loss) from operations:
Net investment income	0.32	0.34	0.31	0.40	0.27
Net realized and unrealized gain (loss)	1.04	0.90	(0.65)	0.23	0.48
Total income (loss) from operations	1.36	1.24	(0.34)	0.63	0.75

Less distributions from:
Net investment income	(0.36)	(0.36)	(0.33)	(0.37)	(0.30)
Net realized gains	(0.84)	(0.13)	—	—	—
Total distributions	(1.20)	(0.49)	(0.33)	(0.37)	(0.30)

Net asset value, end of year	$13.47	$13.31	$12.56	$13.23	$12.97
Total return[2]	10.43%	9.92%	(2.62)%	4.89%	6.06%

Net assets, end of year (000s)	$3,065	$2,374	$2,233	$2,388	$261

Ratios to average net assets:
Gross expenses[3]	0.29%	0.29%	0.34%	0.30%	0.46%
Net expenses[3,4]	0.25 [5]	0.25 [5]	0.25 [5]	0.30	0.44 [5]
Net investment income	2.34	2.58	2.37	2.97	2.15

Portfolio turnover rate	38%[6]	18%	53%[6]	25%	12%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

56	QS Asset Allocation Funds 2018 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

QS Growth Fund (“Growth Fund”), QS Moderate Growth Fund (“Moderate Growth Fund”), QS Conservative Growth Fund (“Conservative Growth Fund”) and QS Defensive Growth Fund (“Defensive Growth Fund”) (the “Funds”) are separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in other mutual funds which are affiliated with Legg Mason, Inc. (“Legg Mason”). Effective July 1, 2017, the Funds may invest in mutual funds and exchange-traded funds (“ETFs”) that are affiliated with Legg Mason and ETFs managed by unaffiliated investment advisers (“Underlying Funds”). The financial statements and financial highlights for the Underlying Funds are presented in a separate shareholder report for each respective Underlying Fund.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Investments in the Underlying Funds, excluding ETFs, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

QS Asset Allocation Funds 2018 Annual Report	57

Notes to financial statements (cont’d)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$814,564,469	—	—	$814,564,469
Short-term investments†	3,389,890	—	—	3,389,890
Total investments	$817,954,359	—	—	$817,954,359

†	See Schedule of Investments for additional detailed categorizations.

Moderate Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$515,702,473	—	—	$515,702,473
Short-term investments†	887,290	—	—	887,290
Total investments	$516,589,763	—	—	$516,589,763

†	See Schedule of Investments for additional detailed categorizations.

Conservative Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$322,603,258	—	—	$322,603,258
Short-term investments†	931,247	—	—	931,247
Total investments	$323,534,505	—	—	$323,534,505

†	See Schedule of Investments for additional detailed categorizations.

58	QS Asset Allocation Funds 2018 Annual Report

Defensive Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$134,445,297	—	—	$134,445,297
Short-term investments†	344,760	—	—	344,760
Total investments	$134,790,057	—	—	$134,790,057

†	See Schedule of Investments for additional detailed categorizations.

(b) Fund of funds risk. The cost of investing in the Funds, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Funds’ approval, which could force the Funds to withdraw their investments from such Underlying Fund at a time that is unfavorable to the Funds. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Funds would indirectly bear the costs of these trades without accomplishing any investment purpose.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the exdividend date or as soon as practicable after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. Short-term and long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The character of certain distributions received from the Underlying Funds may represent a return of capital. The Funds determine the components of these distributions subsequent to the ex-dividend date, based on the actual tax character reported by the Underlying Funds. These distributions are recorded by adjusting the cost basis of the related Underlying Fund. The cost of investments sold is determined by use of the specific identification method.

(d) Distributions to shareholders. The Growth and Moderate Growth Funds distribute net investment income and capital gains, if any, at least annually. The Conservative Growth and Defensive Growth Funds distribute net investment income quarterly and capital gains, if any, at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(f) Foreign investment risks. The Underlying Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Underlying Funds. Foreign investments may also subject the Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(g) Compensating balance arrangements. The Funds have an arrangement with their custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Funds’ cash on deposit with the bank.

(h) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of January 31, 2018, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

QS Asset Allocation Funds 2018 Annual Report	59

Notes to financial statements (cont’d)

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Funds had the following reclassifications:

Fund	Undistributed Net Investment Income	Accumulated Net Realized (Loss)
Growth Fund(a)	$2,347,394	$(2,347,394)
Moderate Growth Fund(a)	1,145,581	(1,145,581)
Conservative Growth Fund(a)	646,021	(646,021)
Defensive Growth Fund(a)	225,567	(225,567)

(a)

Reclassifications are due to short-term capital gains from Underlying Funds treated as ordinary income for tax purposes, foreign currency transactions treated as ordinary income for tax purposes and book/tax differences in the treatment of passive foreign investment companies.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Fund’s investment manager and QS Investors, LLC (“QS Investors”) is each Fund’s subadviser. Western Asset Management Company (“Western Asset”) manages the portion of each Fund’s cash and short-term instruments allocated to it. LMPFA, QS Investors and Western Asset are wholly-owned subsidiaries of Legg Mason. Under the investment management agreements, the Funds do not pay a management fee.

LMPFA provides administrative and certain oversight services to the Funds. LMPFA delegates to the subadviser the day-to-day portfolio management of the Funds, except for the management of the portion of each Fund’s cash and short-term instruments allocated to Western Asset.

As a result of expense limitation arrangements between the Funds and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Growth Fund, Moderate Growth Fund and Conservative Growth Funds’ Class A, Class C, Class R and Class I shares did not exceed 0.80%, 1.55%, 0.80% and 0.25%, respectively. Additionally, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Defensive Growth Fund’s Class A, Class C, Class C1, Class R and Class I shares did not exceed 0.80%, 1.55%, 1.25%, 0.80% and 0.25%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Funds, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

During the year ended January 31, 2018, Growth Fund, Moderate Growth Fund, Conservative Growth Fund and Defensive Growth Fund were reimbursed for expenses in the amount of $872, $889, $773 and $1,360, respectively.

In addition, the Funds indirectly pay management and/or administration fees to LMPFA and other wholly-owned subsidiaries of Legg Mason as a shareholder in the Underlying Funds. These management and/or administration fees ranged from 0.40% to 1.15% of the average daily net assets of the Underlying Funds.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Funds’ sole and exclusive distributor.

For Growth Fund, Moderate Growth Fund and Conservative Growth Fund, there is a maximum initial sales charge of 5.75% for Class A shares. For Defensive Growth Fund, there is a maximum initial sales charge of 4.25% for Class A shares. Class C and Class C1 shares of the Funds have a 1.00% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares of the Funds have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of the Funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

60	QS Asset Allocation Funds 2018 Annual Report

For the year ended January 31, 2018, sales charges and CDSCs paid to LMIS and its affiliates were:

	Sales Charge	CDSCs
	Class A	Class A	Class C	Class C1
Growth Fund	$233,842	$1,297	$436	—
Moderate Growth Fund	143,446	923	508	—
Conservative Growth Fund	135,886	377	366	—
Defensive Growth Fund	23,922	1,340	—	$42

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the year ended January 31, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Growth Fund*	$305,488,859	$324,155,279
Moderate Growth Fund**	205,471,938	221,715,934
Conservative Growth Fund***	114,368,144	127,073,321
Defensive Growth Fund****	50,472,341	61,311,378

*	Excludes the value of securities received from the Underlying Funds and the subsequent sale of those securities, totaling $190,935,488 and $191,393,508, respectively.

**	Excludes the value of securities received from the Underlying Funds and the subsequent sale of those securities, totaling $94,333,575 and $94,692,949, respectively.

***	Excludes the value of securities received from the Underlying Funds and the subsequent sale of those securities, totaling $33,070,031 and $33,149,581, respectively.

****	Excludes the value of securities received from the Underlying Funds and the subsequent sale of those securities, totaling $11,245,815 and $11,272,928, respectively.

During the year ended January 31, 2018, Growth Fund, Moderate Growth Fund and Conservative Growth Fund received securities in lieu of cash proceeds from the sale of their Underlying Funds: ClearBridge Aggressive Growth Fund, ClearBridge Appreciation Fund, Royce Small-Cap Value Fund, QS International Equity Fund and QS U.S. Large Cap Equity Fund. During the year ended January 31, 2018, Defensive Growth received securities in lieu of cash proceeds from the sale of its Underlying Funds: ClearBridge Aggressive Growth Fund, ClearBridge Appreciation Fund, Royce Small-Cap Value Fund and QS International Equity Fund. Subsequently, the securities were sold. The realized gains and losses from the sale of these securities are noted in the Statements of Operations.

At January 31, 2018, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Growth Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$653,105,409	$166,270,982	$(1,422,032)	$164,848,950

Moderate Growth Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$423,958,892	$93,485,325	$(854,454)	$92,630,871

Conservative Growth Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$274,223,376	$49,894,907	$(583,778)	$49,311,129

Defensive Growth Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$122,702,208	$12,499,656	$(411,807)	$12,087,849

4. Derivative instruments and hedging activities

During the year ended January 31, 2018, the Funds did not invest in derivative instruments.

QS Asset Allocation Funds 2018 Annual Report	61

Notes to financial statements (cont’d)

5. Class specific expenses, waivers and/or expense reimbursements

The Funds have adopted a Rule 12b-1 shareholder services and distribution plan and under that plan Growth Fund, Moderate Growth Fund and Conservative Growth Fund pay service and/or distribution fees with respect to their Class A, Class C and Class R shares calculated at the annual rate of 0.25%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Defensive Growth Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1 and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.70% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the year ended January 31, 2018, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees

Growth Fund
Class A	$1,837,810	†	$1,408,272
Class C	189,363	†	26,946
Class R	276		500
Class I	—		2,576
Total	$2,027,449		$1,438,294

†	Amounts shown are exclusive of expense reimbursements. For the year ended January 31, 2018, the service and/or distribution fees reimbursed amounted to $71 and $446 for Class A and Class C shares, respectively.

	Service and/or Distribution Fees		Transfer Agent Fees

Moderate Growth Fund
Class A	$1,149,933	†	$722,563
Class C	210,789	†	24,387
Class R	390		537
Class I	—		7,334
Total	$1,361,112		$754,821

†	Amounts shown are exclusive of expense reimbursements. For the year ended January 31, 2018, the service and/or distribution fees reimbursed amounted to $279 and $267 for Class A and Class C shares, respectively.

	Service and/or Distribution Fees		Transfer Agent Fees

Conservative Growth Fund
Class A	$717,394	†	$420,691
Class C	174,845	†	21,218
Class R	383		487
Class I	—		11,060
Total	$892,622		$453,456

†	Amounts shown are exclusive of expense reimbursements. For the year ended January 31, 2018, the service and/or distribution fees reimbursed amounted to $63 and $399 for Class A and Class C shares, respectively.

	Service and/or Distribution Fees		Transfer Agent Fees

Defensive Growth Fund
Class A	$312,895	†	$167,677
Class C	30,828		3,641
Class C1	21,435	†	5,006
Class R	254		438
Class I	—		3,817
Total	$365,412		$180,579

†	Amounts shown are exclusive of expense reimbursements. For the year ended January 31, 2018, the service and/or distribution fees reimbursed amounted to $10 and $3 for Class A and Class C1 shares, respectively.

62	QS Asset Allocation Funds 2018 Annual Report

For the year ended January 31, 2018, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements

Growth Fund
Class A	$71
Class C	446
Class R	355
Class I	—
Total	$872

Moderate Growth Fund
Class A	$279
Class C	267
Class R	343
Class I	—
Total	$889

Conservative Growth Fund
Class A	$63
Class C	399
Class R	311
Class I	—
Total	$773

Defensive Growth Fund
Class A	$10
Class C	—
Class C1	3
Class R	361
Class I	986
Total	$1,360

6. Distributions to shareholders by class

	Year Ended January 31, 2018	Year Ended January 31, 2017

Growth Fund

Net Investment Income:
Class A	$8,527,153	$7,000,988
Class B1	—	—
Class C	100,811	82,257
Class R	365	446
Class I	21,732	16,369
Total	$8,650,061	$7,100,060

Net Realized Gains:
Class A	$77,947,426	$21,504,025
Class B1	—	864,956
Class C	2,059,983	731,386
Class R	5,451	736
Class I	162,780	39,670
Total	$80,175,640	$23,140,773

[1]	On June 30, 2016, the Fund converted its Class B shares into Class A shares.

QS Asset Allocation Funds 2018 Annual Report	63

Notes to financial statements (cont’d)

	Year Ended January 31, 2018	Year Ended January 31, 2017

Moderate Growth Fund

Net Investment Income:
Class A	$6,618,283	$6,520,640
Class B1	—	—
Class C	143,357	153,278
Class R	1,242	808
Class I	102,136	100,344
Total	$6,865,018	$6,775,070

Net Realized Gains:
Class A	$42,140,394	$12,891,630
Class B1	—	356,435
Class C	1,833,813	696,442
Class R	8,498	731
Class I	550,383	155,187
Total	$44,533,088	$14,100,425

[1]	On June 30, 2016, the Fund converted its Class B shares into Class A shares.

	Year Ended January 31, 2018	Year Ended January 31, 2017

Conservative Growth Fund

Net Investment Income:
Class A	$5,074,848	$5,430,816
Class B1	—	—
Class C	166,487	224,614
Class R	1,006	1,166
Class I	148,724	163,440
Total	$5,391,065	$5,820,036

Net Realized Gains:
Class A	$18,572,386	$5,809,281
Class B1	—	—
Class C	1,113,837	404,581
Class R	4,679	1,065
Class I	480,468	156,554
Total	$20,171,370	$6,371,481

[1]	On April 29, 2016, the Fund converted its Class B shares into Class A shares.

	Year Ended January 31, 2018	Year Ended January 31, 2017

Defensive Growth Fund

Net Investment Income:
Class A	$2,849,558	$3,012,764
Class B1	—	8,136
Class C	43,908	74,118
Class C1	50,754	66,895
Class R	1,056	770
Class I	74,740	63,348
Total	$3,020,016	$3,226,031

64	QS Asset Allocation Funds 2018 Annual Report

	Year Ended January 31, 2018	Year Ended January 31, 2017

Defensive Growth Fund continued
Net Realized Gains:
Class A	$7,458,351	$1,198,965
Class B1	—	—
Class C	178,143	33,441
Class C1	169,761	37,786
Class R	3,272	237
Class I	183,010	21,385
Total	$7,992,537	$1,291,814

[1]	On April 29, 2016, the Fund converted its Class B shares into Class A shares.

7. Shares of beneficial interest

At January 31, 2018, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Funds have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Year Ended January 31, 2018		Year Ended January 31, 2017
	Shares	Amount	Shares	Amount

Growth Fund
Class A
Shares sold	2,358,553	$40,412,796	4,485,559	$68,588,358
Shares issued on reinvestment	5,174,228	86,259,371	1,834,672	28,429,131
Shares repurchased	(4,707,435)	(80,615,807)	(4,826,869)	(74,918,293)
Net increase	2,825,346	$46,056,360	1,493,362	$22,099,196

Class B1
Shares sold	—	—	352	$5,059
Shares issued on reinvestment	—	—	60,340	862,867
Shares repurchased	—	—	(2,165,623)	(30,432,036)
Net decrease	—	—	(2,104,931)	$(29,564,110)

Class C
Shares sold	105,630	$1,702,655	112,604	$1,619,908
Shares issued on reinvestment	137,460	2,145,106	55,035	797,328
Shares repurchased	(348,875)	(5,601,329)	(375,628)	(5,461,993)
Net decrease	(105,785)	$(1,753,568)	(207,989)	$(3,044,757)

Class R
Shares sold	2,133	$36,188	1,920	$29,594
Shares issued on reinvestment	351	5,816	76	1,182
Shares repurchased	(2,041)	(34,830)	(423)	(6,571)
Net increase	443	$7,174	1,573	$24,205

Class I
Shares sold	77,696	$1,314,932	48,417	$749,630
Shares issued on reinvestment	9,970	165,568	3,331	51,550
Shares repurchased	(81,504)	(1,387,903)	(77,581)	(1,149,138)
Net increase (decrease)	6,162	$92,597	(25,833)	$(347,958)

[1]

On June 30, 2016, the Fund converted 1,631,187 Class B shares into 1,519,477 Class A shares, valued at $22,852,931. These amounts are reflected in the Class A shares sold and Class B shares repurchased, respectively.

QS Asset Allocation Funds 2018 Annual Report	65

Notes to financial statements (cont’d)

	Year Ended January 31, 2018		Year Ended January 31, 2017
	Shares	Amount	Shares	Amount

Moderate Growth Fund
Class A
Shares sold	1,707,561	$28,778,660	2,735,717	$41,849,687
Shares issued on reinvestment	2,964,928	48,554,592	1,248,797	19,330,308
Shares repurchased	(3,454,002)	(58,137,456)	(3,492,845)	(53,904,236)
Net increase	1,218,487	$19,195,796	491,669	$7,275,759

Class B1
Shares sold	—	—	688	$11,484
Shares issued on reinvestment	—	—	22,641	355,013
Shares repurchased	—	—	(1,019,880)	(15,772,443)
Net decrease	—	—	(996,551)	$(15,405,946)

Class C
Shares sold	99,194	$1,692,713	126,821	$2,006,494
Shares issued on reinvestment	117,784	1,965,759	53,403	835,940
Shares repurchased	(354,024)	(6,037,694)	(378,647)	(5,950,377)
Net decrease	(137,046)	$(2,379,222)	(198,423)	$(3,107,943)

Class R
Shares sold	2,758	$46,267	2,612	$39,896
Shares issued on reinvestment	602	9,740	99	1,539
Shares repurchased	(1,220)	(20,468)	(111)	(1,700)
Net increase	2,140	$35,539	2,600	$39,735

Class I
Shares sold	121,023	$1,999,884	82,057	$1,265,383
Shares issued on reinvestment	40,203	652,519	16,572	254,951
Shares repurchased	(143,873)	(2,376,508)	(86,709)	(1,305,555)
Net increase	17,353	$275,895	11,920	$214,779

[1]

On June 30, 2016, the Fund converted 791,756 Class B shares into 810,633 Class A shares, valued at $12,240,552. These amounts are reflected in the Class A shares sold and Class B shares repurchased, respectively.

	Year Ended January 31, 2018		Year Ended January 31, 2017
	Shares	Amount	Shares	Amount

Conservative Growth Fund
Class A
Shares sold	2,104,758	$31,319,066	2,532,338	$35,171,185
Shares issued on reinvestment	1,609,813	23,502,161	801,300	11,166,121
Shares repurchased	(3,540,049)	(52,634,852)	(2,937,569)	(40,785,541)
Net increase	174,522	$2,186,375	396,069	$5,551,765

Class B1
Shares sold	—	—	371	$5,864
Shares repurchased	—	—	(681,268)	(9,752,132)
Net decrease	—	—	(680,897)	$(9,746,268)

Class C
Shares sold	436,222	$6,681,733	541,104	$7,310,537
Shares issued on reinvestment	82,944	1,259,648	42,537	613,999
Shares repurchased	(525,929)	(8,018,798)	(752,114)	(10,877,084)
Net decrease	(6,763)	$(77,417)	(168,473)	$(2,952,548)

Class R
Shares sold	804	$11,906	1,964	$27,192
Shares issued on reinvestment	391	5,685	160	2,231
Shares repurchased	(1,424)	(21,356)	(142)	(1,950)
Net increase (decrease)	(229)	$(3,765)	1,982	$27,473

66	QS Asset Allocation Funds 2018 Annual Report

	Year Ended January 31, 2018		Year Ended January 31, 2017
	Shares	Amount	Shares	Amount

Conservative Growth Fund continued
Class I
Shares sold	40,184	$591,632	55,315	$770,310
Shares issued on reinvestment	43,118	629,192	22,974	319,994
Shares repurchased	(86,163)	(1,272,835)	(66,535)	(926,135)
Net increase (decrease)	(2,861)	$(52,011)	11,754	$164,169

[1]

On April 29, 2016, the Fund converted 587,495 Class B shares into 606,923 Class A shares, valued at $8,442,301. These amounts are reflected in the Class A shares sold and Class B shares repurchased, respectively.

	Year Ended January 31, 2018		Year Ended January 31, 2017
	Shares	Amount	Shares	Amount

Defensive Growth Fund
Class A
Shares sold	839,667	$11,570,799	1,368,951	$18,005,298
Shares issued on reinvestment	766,167	10,245,306	317,662	4,187,640
Shares repurchased	(1,648,373)	(22,625,282)	(1,698,680)	(22,328,481)
Net decrease	(42,539)	$(809,177)	(12,067)	$(135,543)

Class B1
Shares sold	—	—	2,264	$29,039
Shares issued on reinvestment	—	—	602	8,013
Shares repurchased	—	—	(290,408)	(3,887,184)
Net decrease	—	—	(287,542)	$(3,850,132)

Class C
Shares sold	10,310	$142,688	160,437	$2,099,602
Shares issued on reinvestment	16,707	221,975	8,143	106,742
Shares repurchased	(159,857)	(2,148,757)	(76,436)	(998,954)
Net increase (decrease)	(132,840)	$(1,784,094)	92,144	$1,207,390

Class C1
Shares sold	18,679	$265,282	35,141	$466,578
Shares issued on reinvestment	15,829	216,295	7,364	99,005
Shares repurchased	(68,993)	(968,495)	(102,201)	(1,362,779)
Net decrease	(34,485)	$(486,918)	(59,696)	$(797,196)

Class R
Shares sold	1,375	$18,881	1,732	$22,706
Shares issued on reinvestment	325	4,328	77	1,007
Shares repurchased	(626)	(8,650)	(95)	(1,220)
Net increase	1,074	$14,559	1,714	$22,493

Class I
Shares sold	64,955	$890,543	59,676	$788,883
Shares issued on reinvestment	19,316	257,750	6,441	84,733
Shares repurchased	(35,125)	(477,780)	(65,571)	(862,740)
Net increase	49,146	$670,513	546	$10,876

[1]

On April 29, 2016, the Fund converted 245,674 Class B shares into 251,096 Class A shares, valued at $3,299,406. These amounts are reflected in the Class A shares sold and Class B shares repurchased, respectively.

8. Transactions with affiliated Underlying Funds

As defined by the 1940 Act, an affiliated company is one in which the Funds own 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Legg Mason through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to certain of the Underlying Funds held by the Funds. Based on the Funds’ relative ownership, the following Underlying Funds were considered affiliated companies for all or some portion of the year ended January 31, 2018. The following transactions were effected in shares of such Underlying Funds for the year ended January 31, 2018.

QS Asset Allocation Funds 2018 Annual Report	67

Notes to financial statements (cont’d)

	Affiliate Value at January 31 2017 ,	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Return of Capital from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2018
Growth Fund		Cost	Shares	Cost	Shares
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares(a)	—	$16,311,473	1,561,280	—	—	—	$266,473	—	—	$81,970	$16,393,443
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares(b)	$90,570,487	15,062,882	746,754	$12,717,399	651,248	$912,601	1,792,718	—	$6,145,164	13,699,211	106,615,181
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares(c)	—	33,134,990	2,936,165	2,240,660	192,941	134,340	289,797	—	675,192	4,849,873	35,744,203
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares(d)	—	18,895,970	1,492,484	—	—	—	234,348	—	266,622	(16,053)	18,879,917
BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares(e)	—	7,397,801	599,429	—	—	—	—	—	62,801	125,039	7,522,840
ClearBridge Aggressive Growth Fund, Class IS Shares	49,075,624	1,238,216	5,572	11,154,368	133,458	19,485,632	117,065	—	1,066,151	(15,843,839)	23,315,633
ClearBridge Appreciation Fund, Class IS Shares	85,234,121	2,849,025	123,174	36,971,005	2,186,939	13,408,995	604,841	—	2,244,185	(2,397,170)	48,714,971
ClearBridge International Value Fund, Class IS Shares	37,333,962	3,541,883	301,178	8,136,497	801,465	798,503	616,882	—	—	7,300,489	40,039,837
ClearBridge Large Cap Growth Fund, Class IS Shares	34,896,576	16,150,406	377,795	7,096,569	168,180	248,431	150,924	—	1,939,482	9,726,694	53,677,107
ClearBridge Mid Cap Fund, Class IS Shares	32,344,369	3,951,106	106,998	2,039,420	65,309	415,580	28,653	—	1,942,454	1,534,951	35,791,006
ClearBridge Small Cap Fund, Class IS Shares	—	45,719,585	776,487	1,902,372	31,908	87,628	—	—	1,854,586	2,771,121	46,588,334
ClearBridge Small Cap Growth Fund, Class IS Shares	27,760,256	186,214	5,401	10,731,876	760,456	14,053,124	—	—	186,214	(11,254,938)	5,959,656
Martin Currie Emerging Markets Fund, Class IS Shares	—	61,655,771	4,955,486	2,294,328	183,819	130,672	110,771	—	—	8,396,222	67,757,665
QS Global Dividend Fund, Class IS Shares	72,448,460	2,406,324	192,669	10,454,133	898,203	750,867	1,752,939	—	133,385	8,595,745	72,996,396
QS Global Market Neutral Fund, Class IS Shares	—	16,957,587	1,617,979	—	—	—	172,587	—	—	79,727	17,037,314
QS International Equity Fund, Class IS Shares	89,819,977	8,983,095	527,764	27,921,936	1,953,736	4,098,064	2,153,094	—	—	14,397,687	85,278,823
QS Strategic Real Return Fund, Class IS Shares	45,719,568	3,252,708	275,166	4,852,551	362,725	(497,551)	679,907	—	1,232,801	4,563,821	48,683,546
QS U.S. Large Cap Equity Fund, Class IS Shares	71,883,327	1,878,122	96,413	33,915,365	2,768,198	17,739,635	435,766	—	1,442,357	(8,165,011)	31,681,073
QS U.S. Small Capitalization Equity Fund, Class IS Shares	—	25,485,234	1,891,095	958,895	70,611	46,105	429,064	—	1,536,170	869,419	25,395,758
RARE Global Infrastructure Value Fund, Class IS Shares	—	10,895,723	920,509	5,156	434	(156)	78,175	—	117,548	(328,108)	10,562,459
Royce Small-Cap Value Fund, Institutional Class Shares	60,890,565	4,010,000	407,520	58,769,149	6,620,843	2,681,130	—	—	—	(6,131,416)	—
Western Asset Core Plus Bond Fund, Class IS Shares	4,789,994	5,252	450	4,866,981	410,480	(166,981)	5,121	—	131	169,125	97,390
Western Asset High Yield Fund, Class IS Shares	3,228,708	4,199,929	513,409	6,614,139	899,478	785,861	79,929	$(9,462)	—	(721,990)	83,046

68	QS Asset Allocation Funds 2018 Annual Report

	Affiliate Value at January 31 2017 ,	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Return of Capital from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2018
Growth Fund (cont’d)		Cost	Shares	Cost	Shares
Western Asset Macro Opportunities Fund, Class IS Shares	$18,195,221	$1,319,563	114,281	$5,034,120	458,454	$365,880	$509,317	—	$280,245	$1,268,207	$15,748,871
	$724,191,215	$305,488,859		$248,676,919		$75,478,360	$10,508,371	$(9,462)	$21,125,488	$33,570,776	$814,564,469

(a)	Prior to December 29, 2017, Legg Mason BW Alternative Credit Fund.

(b)	Prior to December 29, 2017, Legg Mason BW Diversified Large Cap Value Fund.

(c)	Prior to December 29, 2017, Legg Mason BW Dynamic Large Cap Value Fund.

(d)	Prior to December 29, 2017, Legg Mason BW Absolute Return Opportunities Fund.

(e)	Prior to December 29, 2017, Legg Mason BW International Opportunities Bond Fund.

	Affiliate Value at January 31, 2017	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Return of Capital from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2018
Moderate Growth Fund		Cost	Shares	Cost	Shares
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares(a)	—	$10,356,510	991,503	—	—	—	$171,510	—	—	$54,276	$10,410,786
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares(b)	$49,058,961	12,894,506	626,019	$6,023,827	301,666	$261,173	1,085,065	—	$3,719,440	7,782,389	63,712,029
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares(c)	—	16,205,035	1,435,935	1,243,625	107,068	71,375	142,658	—	332,377	2,353,730	17,315,140
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares(d)	—	12,168,911	960,800	56,601	4,446	(1,601)	153,065	—	170,846	(14,438)	12,097,872
BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares(e)	—	10,856,635	878,805	51,579	4,156	(1,579)	—	—	91,636	171,795	10,976,851
ClearBridge Aggressive Growth Fund, Class IS Shares	26,280,759	704,916	3,171	5,649,160	68,437	10,065,840	66,280	—	603,636	(8,062,567)	13,273,948
ClearBridge Appreciation Fund, Class IS Shares	50,283,106	1,605,387	69,402	22,578,915	1,363,033	8,796,085	337,635	—	1,252,752	(2,458,680)	26,850,898
ClearBridge International Value Fund, Class IS Shares	18,220,625	2,560,434	224,481	7,830,768	779,316	1,014,232	240,433	—	—	2,645,371	15,595,662
ClearBridge Large Cap Growth Fund, Class IS Shares	29,522,456	13,348,477	312,630	16,594,180	399,960	565,821	93,025	—	1,195,451	6,342,750	32,619,503
ClearBridge Mid Cap Fund, Class IS Shares	19,886,745	606,548	16,605	5,734,974	283,527	4,730,026	8,724	—	597,825	(3,898,753)	10,859,566
ClearBridge Small Cap Fund, Class IS Shares	—	19,405,346	330,349	777,483	13,041	37,517	—	—	790,346	1,226,106	19,853,969
ClearBridge Small Cap Growth Fund, Class IS Shares	9,567,811	7,746,838	235,977	4,808,138	326,428	5,876,862	—	—	256,838	(4,311,333)	8,195,178
Martin Currie Emerging Markets Fund, Class IS Shares	—	30,450,521	2,449,974	865,718	69,165	64,282	55,521	—	—	4,222,686	33,807,489
QS Global Dividend Fund, Class IS Shares	47,185,759	1,216,220	97,648	7,263,130	629,442	591,870	1,130,441	—	85,779	5,433,801	46,572,650
QS Global Market Neutral Fund, Class IS Shares	—	10,910,538	1,041,555	55,897	5,278	(897)	110,538	—	—	57,357	10,911,998
QS International Equity Fund, Class IS Shares	41,744,876	5,361,054	322,667	19,574,157	1,403,950	3,710,843	811,053	—	—	4,577,091	32,108,864
QS Strategic Real Return Fund, Class IS Shares	29,791,586	1,810,570	153,007	3,468,214	260,093	(343,214)	435,614	—	789,956	2,968,138	31,102,080
QS U.S. Large Cap Equity Fund, Class IS Shares	32,363,366	1,081,679	55,527	13,366,033	1,067,535	6,563,967	250,974	—	830,705	(1,911,921)	18,167,091

QS Asset Allocation Funds 2018 Annual Report	69

Notes to financial statements (cont’d)

	Affiliate Value at January 31, 2017	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Return of Capital from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2018
Moderate Growth Fund (cont’d)		Cost	Shares	Cost	Shares
QS U.S. Small Capitalization Equity Fund, Class IS Shares	—	$14,182,186	1,056,305	$582,102	42,865	$32,898	$239,546	—	$857,641	$537,410	$14,137,494
RARE Global Infrastructure Value Fund, Class IS Shares	—	7,015,654	592,528	41,702	3,507	(1,702)	50,401	—	75,253	(211,992)	6,761,960
Royce Small-Cap Value Fund, Institutional Class Shares	$26,383,370	—	—	24,908,985	2,692,181	256,948	—	—	—	(1,474,385)	—
Western Asset Core Bond Fund, Class IS Shares	7,444,005	8,844,974	694,287	2,426,183	191,545	(21,183)	234,974	—	—	(34,189)	13,828,607
Western Asset Core Plus Bond Fund, Class IS Shares	54,630,189	1,336,879	113,761	22,417,769	2,022,507	1,342,231	1,291,892	—	44,988	(1,388)	33,547,911
Western Asset High Yield Fund, Class IS Shares	9,543,127	14,060,996	1,715,339	856,073	104,206	(1,073)	1,180,997	$(39,561)	—	187,936	22,896,425
Western Asset Macro Opportunities Fund, Class IS Shares	18,464,258	741,124	64,385	10,115,578	923,902	814,422	326,481	—	179,642	1,008,698	10,098,502
	$470,370,999	$205,471,938		$177,290,791		$44,425,143	$8,416,827	$(39,561)	$11,875,111	$17,189,888	$515,702,473

(a)	Prior to December 29, 2017, Legg Mason BW Alternative Credit Fund.

(b)	Prior to December 29, 2017, Legg Mason BW Diversified Large Cap Value Fund.

(c)	Prior to December 29, 2017, Legg Mason BW Dynamic Large Cap Value Fund.

(d)	Prior to December 29, 2017, Legg Mason BW Absolute Return Opportunities Fund.

(e)	Prior to December 29, 2017, Legg Mason BW International Opportunities Bond Fund.

	Affiliate Value at January 31, 2017	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Return of Capital from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2018
Conservative Growth Fund		Cost	Shares	Cost	Shares
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares(a)	—	$6,629,816	634,848	—	—	—	$109,816	—	—	$36,091	$6,665,907
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares(b)	$21,467,680	1,708,416	83,739	$4,697,034	287,785	$1,197,966	345,182	—	$1,183,234	1,834,074	20,313,136
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares(c)	—	6,742,864	597,503	501,752	43,113	33,248	59,421	—	138,444	982,591	7,223,703
BrandywineGLOBAL — Global Opportunities Bond Fund, Class IS Shares(d)	—	9,867,102	859,086	83,243	7,207	(3,243)	171,661	—	215,441	(183,188)	9,600,671
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares(e)	—	7,721,758	609,843	—	—	—	97,814	—	108,944	(7,241)	7,714,517
BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares(f)	—	7,463,232	603,542	70,340	5,668	(340)	—	—	63,232	110,431	7,503,323
ClearBridge Aggressive Growth Fund, Class IS Shares	10,935,838	425,198	1,905	4,210,845	27,423	2,084,156	29,701	—	270,495	(1,225,018)	5,925,173
ClearBridge Appreciation Fund, Class IS Shares	22,251,541	1,356,370	59,135	6,125,259	330,441	1,474,741	243,371	—	902,999	1,868,260	19,350,912
ClearBridge International Value Fund, Class IS Shares	9,629,163	1,644,276	145,456	8,147,354	989,526	3,167,646	19,276	—	—	(1,879,990)	1,246,095
ClearBridge Large Cap Growth Fund, Class IS Shares	15,085,035	6,688,753	156,807	7,661,049	184,634	203,951	49,727	—	639,027	3,366,531	17,479,270

70	QS Asset Allocation Funds 2018 Annual Report

	Affiliate Value at January 31, 2017	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Return of Capital from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2018
Conservative Growth Fund (cont’d)		Cost	Shares	Cost	Shares
ClearBridge Mid Cap Fund, Class IS Shares	$7,929,360	$364,255	9,961	$1,700,836	87,972	$1,549,164	$4,335	—	$294,921	$(1,180,054)	$5,412,725
ClearBridge Small Cap Fund, Class IS Shares	—	6,771,746	115,203	4,785	80	215	—	—	286,746	436,267	7,203,228
ClearBridge Small Cap Growth Fund, Class IS Shares	9,050,712	232,076	6,989	2,537,865	165,065	2,887,135	—	—	162,075	(1,615,491)	5,129,432
Martin Currie Emerging Markets Fund, Class IS Shares	—	11,580,803	933,387	629,281	50,085	35,719	20,803	—	—	1,591,365	12,542,887
QS Global Dividend Fund, Class IS Shares	30,730,849	1,107,582	89,646	5,811,854	504,258	473,146	722,694	—	54,888	3,388,801	29,415,378
QS Global Market Neutral Fund, Class IS Shares	—	6,900,286	658,918	—	—	—	70,286	—	—	38,125	6,938,411
QS International Equity Fund, Class IS Shares	14,439,651	2,066,065	127,047	12,350,400	1,050,909	5,179,600	31,065	—	—	(2,934,974)	1,220,342
QS Strategic Real Return Fund, Class IS Shares	19,210,578	995,513	84,332	2,581,556	194,863	(241,556)	277,409	—	503,104	1,916,337	19,540,872
QS U.S. Large Cap Equity Fund, Class IS Shares	12,003,050	843,019	43,868	2,746,582	157,374	203,418	168,917	—	559,103	1,992,841	12,092,328
QS U.S. Small Capitalization Equity Fund, Class IS Shares	—	7,886,044	587,002	57,316	4,221	2,684	137,774	—	493,270	301,072	8,129,800
RARE Global Infrastructure Value Fund, Class IS Shares	—	4,454,971	376,336	20,518	1,726	(518)	32,111	—	47,860	(133,934)	4,300,519
Royce Small-Cap Value Fund, Institutional Class Shares	10,749,162	85,000	8,577	8,996,665	1,105,430	1,326,655	—	—	—	(1,837,497)	—
Western Asset Core Bond Fund, Class IS Shares	26,089,633	11,694,904	918,388	2,986,712	237,292	(11,712)	709,903	—	—	135,493	34,933,318
Western Asset Core Plus Bond Fund, Class IS Shares	68,200,473	2,774,737	236,810	21,136,317	1,964,477	2,223,683	1,858,276	—	66,461	(278,462)	49,560,431
Western Asset High Yield Fund, Class IS Shares	14,229,152	5,935,449	724,896	3,495,497	426,727	4,503	970,449	$(39,174)	—	192,820	16,822,750
Western Asset Macro Opportunities Fund, Class IS Shares	13,304,351	427,909	38,264	8,095,333	738,965	634,667	205,071	—	112,838	701,203	6,338,130
	$305,306,228	$114,368,144		$104,648,393		$22,424,928	$6,335,062	$(39,174)	$6,103,082	$7,616,453	$322,603,258

(a)	Prior to December 29, 2017, Legg Mason BW Alternative Credit Fund.

(b)	Prior to December 29, 2017, Legg Mason BW Diversified Large Cap Value Fund.

(c)	Prior to December 29, 2017, Legg Mason BW Dynamic Large Cap Value Fund.

(d)	Prior to December 29, 2017, Legg Mason BW Global Opportunities Bond Fund.

(e)	Prior to December 29, 2017, Legg Mason BW Absolute Return Opportunities Fund.

(f)	Prior to December 29, 2017, Legg Mason BW International Opportunities Bond Fund.

	Affiliate Value at January 31, 2017	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Return of Capital from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2018
Defensive Growth Fund		Cost	Shares	Cost	Shares
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares(a)	—	$2,867,223	274,563	$54,957	5,259	$43	$47,224	—	—	$15,426	$2,827,692
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares(b)	$3,866,359	113,409	5,527	2,069,678	141,724	810,322	25,613	—	$87,796	(426,591)	1,483,499
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares(c)	—	1,431,386	128,071	162,062	14,065	12,938	12,428	—	28,957	216,174	1,485,498

QS Asset Allocation Funds 2018 Annual Report	71

Notes to financial statements (cont’d)

	Affiliate Value at January 31, 2017	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Return of Capital from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2018
Defensive Growth Fund (cont’d)		Cost	Shares	Cost	Shares
BrandywineGLOBAL — Global Opportunities Bond Fund, Class IS Shares(d)	—	$11,485,444	999,383	$239,561	20,741	$(9,561)	$200,390	—	$250,054	$(216,583)	$11,029,300
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares(e)	—	3,303,449	260,864	30,816	2,421	(816)	41,993	—	46,456	(3,327)	3,269,306
ClearBridge Aggressive Growth Fund, Class IS Shares	3,138,005	—	—	2,084,623	14,267	1,184,692	—	—	—	(1,053,382)	—
ClearBridge Appreciation Fund, Class IS Shares	7,735,292	439,929	19,020	1,850,914	89,802	209,086	93,396	—	346,534	986,232	7,310,539
ClearBridge International Value Fund, Class IS Shares	—	233,874	19,797	9,447	790	553	3,874	—	—	16,960	241,387
ClearBridge Large Cap Growth Fund, Class IS Shares	2,753,433	2,376,331	54,723	1,371,444	35,176	58,556	12,730	—	163,600	622,314	4,380,634
ClearBridge Mid Cap Fund, Class IS Shares	2,874,856	1,006	27	1,038,463	79,818	1,901,468	—	—	1,006	(1,837,399)	—
ClearBridge Small Cap Growth Fund, Class IS Shares	1,160,811	956,693	28,895	785,382	27,112	104,618	—	—	46,693	123,591	1,455,713
Martin Currie Emerging Markets Fund, Class IS Shares	—	1,592,871	128,509	120,049	9,604	9,951	2,871	—	—	215,627	1,688,449
QS Global Dividend Fund, Class IS Shares	11,017,832	267,301	21,467	2,533,580	221,485	221,420	248,615	—	18,685	1,105,291	9,856,844
QS Global Market Neutral Fund, Class IS Shares	—	2,950,052	281,731	—	—	—	30,052	—	—	16,575	2,966,627
QS International Equity Fund, Class IS Shares	5,617,414	851,220	53,150	4,836,249	425,536	2,233,751	6,220	—	—	(1,391,008)	241,377
QS Strategic Real Return Fund, Class IS Shares	8,895,645	340,987	28,708	1,716,865	130,035	(166,865)	121,170	—	219,817	906,533	8,426,300
QS U.S. Large Cap Equity Fund, Class IS Shares	3,068,917	2,033,487	107,233	730,926	39,947	29,073	71,576	—	236,912	689,760	5,061,238
QS U.S. Small Capitalization Equity Fund, Class IS Shares	—	1,808,983	134,413	114,942	8,464	5,058	30,344	—	108,639	62,952	1,756,993
RARE Global Infrastructure Value Fund, Class IS Shares	—	1,974,258	166,533	88,331	7,429	(3,331)	13,931	—	20,327	(59,413)	1,826,514
Royce Small-Cap Value Fund, Institutional Class Shares	2,586,464	695,000	70,630	2,802,809	334,555	334,324	—	—	—	(478,655)	—
Western Asset Core Bond Fund, Class IS Shares	20,318,747	9,567,971	750,903	2,433,194	194,148	(8,194)	552,971	—	—	82,193	27,535,717
Western Asset Core Plus Bond Fund, Class IS Shares	46,656,460	1,907,051	161,702	17,607,923	1,665,627	2,187,077	1,206,278	—	40,772	(824,934)	30,130,654
Western Asset High Yield Fund, Class IS Shares	10,835,997	3,136,835	382,755	5,238,722	644,196	31,278	616,836	$(26,500)	—	83,093	8,790,703
Western Asset Macro Opportunities Fund, Class IS Shares	6,184,798	137,581	12,143	3,958,166	360,957	286,834	88,748	—	48,833	316,100	2,680,313
	$136,711,030	$50,472,341		$51,879,103		$9,432,275	$3,427,260	$(26,500)	$1,665,081	$(832,471)	$134,445,297

(a)	Prior to December 29, 2017, Legg Mason BW Alternative Credit Fund.

(b)	Prior to December 29, 2017, Legg Mason BW Diversified Large Cap Value Fund.

(c)	Prior to December 29, 2017, Legg Mason BW Dynamic Large Cap Value Fund.

(d)	Prior to December 29, 2017, Legg Mason BW Global Opportunities Bond Fund.

(e)	Prior to December 29, 2017, Legg Mason BW Absolute Return Opportunities Fund.

72	QS Asset Allocation Funds 2018 Annual Report

9. Income tax information and distributions to shareholders

The tax character of distributions paid during the fiscal year ended January 31, 2018 was as follows:

	Growth Fund	Moderate Growth Fund

Distributions Paid From:
Ordinary income	$13,401,385	$9,448,896
Net long-term capital gains	75,424,316	41,949,210
Total distributions paid	$88,825,701	$51,398,106

	Conservative Growth Fund	Defensive Growth Fund

Distributions Paid From:
Ordinary income	$6,580,861	$3,227,297
Net long-term capital gains	18,981,574	7,785,256
Total distributions paid	$25,562,435	$11,012,553

The tax character of distributions paid during the fiscal year ended January 31, 2017 was as follows:

	Growth Fund	Moderate Growth Fund

Distributions Paid From:
Ordinary income	$7,100,060	$6,775,070
Net long-term capital gains	23,140,773	14,100,425
Total distributions paid	$30,240,833	$20,875,495

	Conservative Growth Fund	Defensive Growth Fund

Distributions Paid From:
Ordinary income	$5,820,036	$3,226,031
Net long-term capital gains	6,371,481	1,291,814
Total distributions paid	$12,191,517	$4,517,845

As of January 31, 2018, the components of accumulated earnings on a tax basis were as follows:

	Growth Fund		Moderate Growth Fund
Undistributed ordinary income — net	$1,852,619		$914,284
Undistributed long-term capital gains — net	20,110,435		11,557,673
Total undistributed earnings	$21,963,054		$12,471,957
Other book/tax temporary differences	(59,207)	(a)	(48,608)	(a)
Unrealized appreciation (depreciation)	164,848,950	(b)	92,630,871	(b)
Total accumulated earnings (losses) — net	$186,752,797		$105,054,220

	Conservative Growth Fund		Defensive Growth Fund
Undistributed ordinary income — net	$403,054		$255,265
Undistributed long-term capital gains — net	5,941,902		1,546,850
Total undistributed earnings	$6,344,956		$1,802,115
Other book/tax temporary differences	(41,717)	(a)	(34,634)	(a)
Unrealized appreciation (depreciation)	49,311,129	(b)	12,087,849	(b)
Total accumulated earnings (losses) — net	$55,614,368		$13,855,330

(a)	Other book/tax temporary differences are attributable to book/tax differences in the timing of the deductibility of various expenses.

(b)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

10. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. The Funds have adopted the amendments to Regulation S-X and, upon evaluation, have concluded that the amendments do not materially impact the financial statement amounts; however, as required, additional or enhanced disclosure has been included.

QS Asset Allocation Funds 2018 Annual Report	73

Report of independent registered public accounting firm

To the Board of Trustees of the Legg Mason Partners Equity Trust and Shareholders of QS Growth Fund, QS Moderate Growth Fund, QS Conservative Growth Fund and QS Defensive Growth Fund

Opinions on the financial statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of QS Growth Fund, QS Moderate Growth Fund, QS Conservative Growth Fund and QS Defensive Growth Fund (four of the funds constituting Legg Mason Partners Equity Trust, hereafter collectively referred to as the “Funds”) as of January 31, 2018, the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the year ended January 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of January 31, 2018, the results of each of their operations, changes in each of their net assets, and each of the financial highlights for the year ended January 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Funds as of and for the year ended January 31, 2017 and the financial highlights for each of the periods ended on or prior to January 31, 2017 (not presented herein, other than the statement of changes in net assets and the financial highlights) were audited by other auditors whose report dated March 17, 2017 expressed an unqualified opinion on those financial statements and the financial highlights.

Basis for opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2018 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Baltimore, MD

March 20, 2018

We have served as the auditor of one or more investment companies in the Legg Mason investment company group since 1973. We have not determined the specific year we began serving as auditor.

74	QS Asset Allocation Funds 2018 Annual Report

Board approval of management and subadvisory agreements (unaudited)

QS Growth Fund

At a meeting of the Trust’s Board of Trustees, the Board considered the re-approval for an annual period of the management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which QS Investors, LLC (“QS”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company (“Western Asset” and, together with QS, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements and services provided to the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services provided to the fund under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively, during the past year. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s compliance programs. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason fund complex and the Manager’s commitment to continue to provide effective and efficient investment management and shareholder services. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board also considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the brokerage policies and practices of the Manager and QS, the standards applied in seeking best execution, their policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

Fund performance

The Board received and reviewed performance information for the Fund and for all retail and institutional mixed-asset target allocation aggressive growth funds (i.e., funds that maintain at least 80% of assets in equity securities, with the remainder invested in bonds, cash

QS Asset Allocation Funds	75

Board approval of management and subadvisory agreements (unaudited) (cont’d)

and cash equivalents) (the “Performance Universe”) selected by Broadridge, an independent provider of investment company data. The Board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Performance Universe. The Trustees noted that they also had received and discussed with management at periodic intervals information on the investment performance of the Fund in comparison to similar mutual funds and benchmark performance indices. The information comparing the Fund’s performance to that of the Performance Universe was for the one-, three-, five- and ten-year periods ended June 30, 2017. The Fund performed below the median performance of the funds in the Performance Universe for each period. The Board reviewed performance information provided by the Manager for periods ended September 30, 2017, which showed that the Fund’s performance was below the Broadridge category average during the third quarter. The Board also reviewed information prepared by Broadridge comparing the Fund’s annualized total return for the three-year period ended June 30, 2017 in relation to the Fund’s standard deviation to that of the funds in the Performance Universe. The Trustees then discussed with representatives of management the portfolio management strategy of the Fund’s portfolio managers and the reasons for the Fund’s underperformance versus the Performance Universe during the periods under review. The Trustees noted that the Manager and QS were committed to providing the resources necessary to assist the Fund’s portfolio managers. Based on its review, the Board determined to continue to evaluate the Fund’s performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board during periods between Board meetings.

Expense ratios

The Board noted that the Fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Manager or its affiliates. The Board noted that there is no management fee payable by the Fund to the Manager or sub-investment advisory fees payable by the Fund to the Sub-Advisers.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributor are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information comparing the Fund’s overall expense ratio with those of a group of retail front-end load actively managed affiliated funds of funds consisting of six mixed-asset target allocation aggressive growth funds selected by Broadridge as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of all retail front-end load actively managed affiliated mixed-asset target allocation aggressive growth funds of funds (the “Expense Universe”). This information showed that the Fund’s total expense ratio (including underlying fund expenses) was slightly lower than the median of the total expense ratios of the funds in the Expense Group and the funds in the Expense Universe.

Manager profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The Board noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the Fund’s expense ratio was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

76	QS Asset Allocation Funds

Other benefits to the manager

The Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.

QS Asset Allocation Funds	77

Board approval of management and subadvisory agreements (unaudited) (cont’d)

QS Moderate Growth Fund

At a meeting of the Trust’s Board of Trustees, the Board considered the re-approval for an annual period of the management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which QS Investors, LLC (“QS”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company (“Western Asset” and, together with QS, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements and services provided to the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services provided to the fund under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively, during the past year. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s compliance programs. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason fund complex and the Manager’s commitment to continue to provide effective and efficient investment management and shareholder services. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board also considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the brokerage policies and practices of the Manager and QS, the standards applied in seeking best execution, their policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

Fund performance

The Board received and reviewed performance information for the Fund and for all retail and institutional mixed-asset target allocation growth funds (i.e., funds that maintain a mix of between 60%-80% equity securities, with the remainder invested in bonds, cash and cash

78	QS Asset Allocation Funds

equivalents) (the “Performance Universe”) selected by Broadridge, an independent provider of investment company data. The Board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Performance Universe. The Trustees noted that they also had received and discussed with management at periodic intervals information on the investment performance of the Fund in comparison to similar mutual funds and benchmark performance indices. The information comparing the Fund’s performance to that of the Performance Universe was for the one-, three-, five- and ten-year periods ended June 30, 2017. The Fund performed better than the median performance of the funds in the Performance Universe for the one-year period, but performed below the median performance of the funds in the Performance Universe for the three-, five- and ten-year periods. The Board reviewed performance information provided by the Manager for periods ended September 30, 2017, which showed that the Fund’s performance was below the Broadridge category average during the third quarter. The Board also reviewed information prepared by Broadridge comparing the Fund’s annualized total return for the three-year period ended June 30, 2017 in relation to the Fund’s standard deviation to that of the funds in the Performance Universe. The Trustees then discussed with representatives of management the portfolio management strategy of the Fund’s portfolio managers and the reasons for the Fund’s underperformance versus the Performance Universe during certain of the periods under review, noting that the Fund’s performance was less than 0.10% below the median performance of the funds in the Performance Universe for the five- and ten-year periods. The Trustees noted that the Manager and QS were committed to providing the resources necessary to assist the Fund’s portfolio managers. Based on its review, the Board determined to continue to evaluate the Fund’s performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board during periods between Board meetings.

Expense ratios

The Board noted that the Fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Manager or its affiliates. The Board noted that there is no management fee payable by the Fund to the Manager or sub-investment advisory fees payable by the Fund to the Sub-Advisers.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributor are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information comparing the Fund’s overall expense ratio with those of a group of retail front-end load actively managed affiliated funds of funds consisting of eight mixed-asset target allocation growth funds selected by Broadridge as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of all retail front-end load actively managed affiliated mixed-asset target allocation growth funds of funds (the “Expense Universe”). This information showed that the Fund’s total expense ratio (including underlying fund expenses) was at the median of the total expense ratios of the funds in the Expense Group and was slightly higher than the median of the total expense ratios of the funds in the Expense Universe.

Manager profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The Board noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

QS Asset Allocation Funds	79

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Taking all of the above into consideration, the Board determined that the Fund’s expense ratio was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

Other benefits to the manager

The Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.

80	QS Asset Allocation Funds

QS Conservative Growth Fund

At a meeting of the Trust’s Board of Trustees, the Board considered the re-approval for an annual period of the management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which QS Investors, LLC (“QS”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company (“Western Asset” and, together with QS, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements and services provided to the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services provided to the fund under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively, during the past year. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s compliance programs. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason fund complex and the Manager’s commitment to continue to provide effective and efficient investment management and shareholder services. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board also considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the brokerage policies and practices of the Manager and QS, the standards applied in seeking best execution, their policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

Fund performance

The Board received and reviewed performance information for the Fund and for all retail and institutional mixed-asset target allocation moderate funds (i.e., funds that maintain a mix of between 40%-60% equity securities, with the remainder invested in bonds, cash and

QS Asset Allocation Funds	81

Board approval of management and subadvisory agreements (unaudited) (cont’d)

cash equivalents) (the “Performance Universe”) selected by Broadridge, an independent provider of investment company data. The Board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Performance Universe. The Trustees noted that they also had received and discussed with management at periodic intervals information on the investment performance of the Fund in comparison to similar mutual funds and benchmark performance indices. The information comparing the Fund’s performance to that of the Performance Universe was for the one-, three-, five- and ten-year periods ended June 30, 2017. The Fund performed better than the median performance of the funds in the Performance Universe for the one-, five- and ten-year periods, and performed at the median performance of the funds in the Performance Universe for the three-year period. The Board reviewed performance information provided by the Manager for periods ended September 30, 2017, which showed that the Fund’s performance was below the Broadridge category average during the third quarter. The Board also reviewed information prepared by Broadridge comparing the Fund’s annualized total return for the three-year period ended June 30, 2017 in relation to the Fund’s standard deviation to that of the funds in the Performance Universe. The Trustees noted that the Manager and QS were committed to providing the resources necessary to assist the Fund’s portfolio managers. Based on its review, the Board was satisfied with the Fund’s performance. The Board determined to continue to evaluate the Fund’s performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board during periods between Board meetings.

Expense ratios

The Board noted that the Fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Manager or its affiliates. The Board noted that there is no management fee payable by the Fund to the Manager or sub-investment advisory fees payable by the Fund to the Sub-Advisers.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributor are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information comparing the Fund’s overall expense ratio with those of a group of retail front-end load actively managed affiliated funds of funds consisting of seven mixed-asset target allocation moderate funds selected by Broadridge as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of all retail front-end load actively managed affiliated mixed-asset target allocation moderate funds of funds (the “Expense Universe”). This information showed that the Fund’s total expense ratio (including underlying fund expenses) was lower than the median of the total expense ratios of the funds in the Expense Group and the funds in the Expense Universe.

Manager profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The Board noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the Fund’s expense ratio was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

82	QS Asset Allocation Funds

Other benefits to the manager

The Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.

QS Asset Allocation Funds	83

Board approval of management and subadvisory agreements (unaudited) (cont’d)

QS Defensive Growth Fund

At a meeting of the Trust’s Board of Trustees, the Board considered the re-approval for an annual period of the management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which QS Investors, LLC (“QS”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company (“Western Asset” and, together with QS, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements and services provided to the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services provided to the fund under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively, during the past year. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s compliance programs. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason fund complex and the Manager’s commitment to continue to provide effective and efficient investment management and shareholder services. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board also considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the brokerage policies and practices of the Manager and QS, the standards applied in seeking best execution, their policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

Fund performance

The Board received and reviewed performance information for the Fund and for all retail and institutional mixed-asset target allocation conservative funds (i.e., funds that maintain a mix of between 20%-40% equity securities, with the remainder invested in bonds, cash and

84	QS Asset Allocation Funds

cash equivalents) (the “Performance Universe”) selected by Broadridge, an independent provider of investment company data. The Board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Performance Universe. The Trustees noted that they also had received and discussed with management at periodic intervals information on the investment performance of the Fund in comparison to similar mutual funds and benchmark performance indices. The information comparing the Fund’s performance to that of the Performance Universe was for the one-, three-, five- and ten-year periods ended June 30, 2017. The Fund performed better than the median performance of the funds in the Performance Universe for each period. The Board reviewed performance information provided by the Manager for periods ended September 30, 2017, which showed that the Fund’s performance was below the Broadridge category average during the third quarter. The Board also reviewed information prepared by Broadridge comparing the Fund’s annualized total return for the three-year period ended June 30, 2017 in relation to the Fund’s standard deviation to that of the funds in the Performance Universe. The Trustees noted that the Manager and QS were committed to providing the resources necessary to assist the Fund’s portfolio managers. Based on its review, the Board was satisfied with the Fund’s performance. The Board determined to continue to evaluate the Fund’s performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board during periods between Board meetings.

Expense ratios

The Board noted that the Fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Manager or its affiliates. The Board noted that there is no management fee payable by the Fund to the Manager or sub-investment advisory fees payable by the Fund to the Sub-Advisers.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributor are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information comparing the Fund’s overall expense ratio with those of a group of retail front-end load actively managed affiliated funds of funds consisting of ten mixed-asset target allocation conservative funds selected by Broadridge as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of all retail front-end load actively managed affiliated mixed-asset target allocation conservative funds of funds (the “Expense Universe”). This information showed that the Fund’s total expense ratio (including underlying fund expenses) was at the median of the total expense ratios of the funds in the Expense Group and was slightly higher than the median of the total expense ratios of the funds in the Expense Universe.

Manager profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The Board noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the Fund’s expense ratio was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

QS Asset Allocation Funds	85

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Other benefits to the manager

The Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.

86	QS Asset Allocation Funds

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of QS Asset Allocation Funds (the “Funds”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Jane Trust, Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202. Information pertaining to the Trustees and officers of the Funds is set forth below.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 1-877-721-1926.

Independent Trustees†
Paul R. Ades
Year of birth	1940
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during past five years	Paul R. Ades, PLLC (law firm) (since 2000)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during past five years	None

Andrew L. Breech
Year of birth	1952
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1991
Principal occupation(s) during past five years	President, Dealer Operating Control Service, Inc. (automotive retail management) (since 1985)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during past five years	None

Dwight B. Crane
Year of birth	1937
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1981
Principal occupation(s) during past five years	Professor Emeritus, Harvard Business School (since 2007); formerly, Professor, Harvard Business School (1969 to 2007); Independent Consultant (since 1969)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during past five years	None

Althea L. Duersten
Year of birth	1951
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 2014
Principal occupation(s) during past five years	Retired (since 2011); formerly, Chief Investment Officer, North America, JPMorgan Chase (investment bank) and member of JPMorgan Executive Committee (2007 to 2011)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during past five years	None

QS Asset Allocation Funds	87

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees cont’d
Frank G. Hubbard
Year of birth	1937
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1993
Principal occupation(s) during past five years	President, Fealds, Inc. (business development) (since 2016); formerly, President, Avatar International Inc. (business development) (1998 to 2015)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during past five years	None

Howard J. Johnson
Year of birth	1938
Position(s) with Trust	Trustee and Chairman
Term of office[1] and length of time served[2]	From 1981 to 1998 and since 2000 (Chairman since 2013)
Principal occupation(s) during past five years	Chief Executive Officer, Genesis Imaging LLC (technology company) (since 2003)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during past five years	None

Jerome H. Miller
Year of birth	1938
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1995
Principal occupation(s) during past five years	Retired
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during past five years	None

Ken Miller
Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during past five years	Retired; formerly, President, Young Stuff Apparel Group, Inc. (apparel manufacturer), division of Li & Fung (1963 to 2012)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during past five years	None

John J. Murphy
Year of birth	1944
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 2002
Principal occupation(s) during past five years	President (since 2017) and formerly, Founder and Senior Principal (1983 to 2017), Murphy Capital Management (investment management); and Senior Vice President, Peapack-Gladstone Bank (commercial bank) (since 2017)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during past five years	Trustee, UBS Funds (24 funds) (since 2008); Trustee, Consulting Group Capital Markets Funds (11 funds) (since 2002); Director, Fort Dearborn Income Securities, Inc. (2013 to 2016)

88	QS Asset Allocation Funds

Independent Trustees cont’d
Thomas F. Schlafly
Year of birth	1948
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during past five years	Chairman, The Saint Louis Brewery, LLC (brewery) (since 2012); formerly, President, The Saint Louis Brewery, Inc. (1989 to 2012); Senior Counsel (since 2017) and formerly, Partner (2009 to 2016), Thompson Coburn LLP (law firm)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during past five years	Director, Citizens National Bank of Greater St. Louis (since 2006)

Interested Trustee and Officer
Jane Trust[3]
Year of birth	1962
Position(s) with Trust	Trustee, President and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during past five years	Senior Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2018); Managing Director of Legg Mason & Co. (2016 to 2018); Officer and/or Trustee/Director of 149 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Vice President of LMPFA (2015); Director of ClearBridge, LLC (formerly, Legg Mason Capital Management, LLC) (2007 to 2014); Managing Director of Legg Mason Investment Counsel & Trust Co. (2000 to 2007)
Number of funds in fund complex overseen by Trustee	140
Other board memberships held by Trustee during past five years	None

Additional Officers
Ted P. Becker Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006)

Susan Kerr Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1949
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during past five years	Assistant Vice President of Legg Mason & Co. and Legg Mason Investor Services, LLC (“LMIS”) (since 2010); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer of LMIS (since 2012); Senior Compliance Officer of LMIS (since 2011); formerly, AML Consultant, DTCC (2010); AML Consultant, Rabobank Netherlands, (2009); First Vice President, Director of Marketing & Advertising Compliance and Manager of Communications Review Group at Citigroup Inc. (1996 to 2008)

QS Asset Allocation Funds	89

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers cont’d
Jenna Bailey Legg Mason 100 First Stamford Place, 5th Floor, Stamford, CT 06902
Year of birth	1978
Position(s) with Trust	Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during past five years	Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2015); Compliance Officer of Legg Mason & Co. (since 2013); Assistant Vice President of Legg Mason & Co. (since 2011); formerly, Associate Compliance Officer of Legg Mason & Co. (2011 to 2013)

Robert I. Frenkel Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1954
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel — U.S. Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

Thomas C. Mandia Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1962
Position(s) with Trust	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers)

Richard F. Sennett Legg Mason 100 International Drive, 7th Floor, Baltimore, MD 21202
Year of birth	1970
Position(s) with Trust	Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Principal Financial Officer and Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011 and since 2013); Managing Director of Legg Mason & Co. and Senior Manager of the Treasury Policy group for Legg Mason & Co.’s Global Fiduciary Platform (since 2011); formerly, Chief Accountant within the SEC’s Division of Investment Management (2007 to 2011); Assistant Chief Accountant within the SEC’s Division of Investment Management (2002 to 2007)

Christopher Berarducci Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1974
Position(s) with Trust	Treasurer
Term of office[1] and length of time served[2]	Since 2014
Principal occupation(s) during past five years	Director of Legg Mason & Co. (since 2015); Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2010); formerly, Vice President of Legg Mason & Co. (2011 to 2015); Assistant Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2010)

90	QS Asset Allocation Funds

Additional Officers cont’d
Jeanne M. Kelly Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); formerly, Senior Vice President of LMFAM (2013 to 2015)

†	Trustees who are not “interested persons” of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]	Ms. Trust is an “interested person” of the Funds, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

QS Asset Allocation Funds	91

Important tax information (unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended January 31, 2018:

	Growth Fund		Moderate Growth Fund
Record date:	6/12/2017	12/27/2017	6/12/2017	12/27/2017
Payable date:	6/13/2017	12/28/2017	6/13/2017	12/28/2017
Ordinary income:
Qualified dividend income for individuals	97.31%	71.80%*	35.93%	55.01	%*
Dividends qualifying for the dividends
received deduction for corporations	94.64%	43.27%*	22.16%	36.75	%*
Interest from Federal obligations	1.78%	1.78%*	3.96%	3.96	%*
Long-term capital gain dividend	$0.402530	$1.341670	$0.286350	$1.198890
Foreign source income	59.01%	17.85%*	1.28%	10.81	%*
Foreign taxes paid per share	—	$0.006809	—	$0.004089

	Conservative Growth Fund
Record date:	3/30/2017	6/29/2017	9/28/2017	12/27/2017
Payable date:	3/31/2017	6/30/2017	9/29/2017	12/28/2017
Ordinary income:
Qualified dividend income for individuals	23.58%	36.18%	36.18%	36.18	%*
Dividends qualifying for the dividends
received deduction for corporations	17.99%	29.13%	29.13%	29.13	%*
Interest from Federal obligations	7.65%	7.65%	7.65%	7.65	%*
Long-term capital gain dividend	—	$0.169060	—	$0.756780
Foreign source income	2.88%	4.17%	4.17%	4.17	%*
Foreign taxes paid per share	—	—	—	$0.000618

	Defensive Growth Fund
Record date:	3/30/2017	6/29/2017	9/28/2017	12/27/2017
Payable date:	3/31/2017	6/30/2017	9/29/2017	12/28/2017
Ordinary income:
Qualified dividend income for individuals	13.55%	22.16%	22.16%	22.16	%*
Dividends qualifying for the dividends
received deduction for corporations	9.29%	16.88%	16.88%	16.88	%*
Interest from Federal obligations	10.38%	10.38%	10.38%	10.38	%*
Long-term capital gain dividend	—	$0.072340	—	$0.745200
Foreign source income	3.13%	5.75%	5.75%	5.75	%*
Foreign taxes paid per share	—	—	—	$0.000550

*	Expressed as a percentage of the cash distribution grossed-up for foreign taxes.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult with your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax adviser regarding the appropriate treatment of foreign taxes paid.

The following information is applicable to non-U.S. resident shareholders:

The following ordinary income distributions paid by the Fund represent Qualified Short-Term Capital Gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

Record date:	12/27/2017
Payable date:	12/28/2017
Growth Fund	$0.110110
Moderate Growth Fund	0.091800
Conservative Growth Fund	0.058110
Defensive Growth Fund	0.021790

Please retain this information for your records.

92	QS Asset Allocation Funds

QS

Asset Allocation Funds

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Frank G. Hubbard

Howard J. Johnson
Chairman

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Investors, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc. 4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

QS Asset Allocation Funds

QS Growth Fund

QS Moderate Growth Fund

QS Conservative Growth Fund

QS Defensive Growth Fund

The Funds are separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

QS Asset Allocation Funds

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Funds at 1-877-721-1926.

Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling the Funds at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of QS Asset Allocation Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus.

Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds. Please read the prospectus carefully before investing.

www.leggmason.com

©2018 Legg Mason Investors Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE ANNUAL REPORT

www.leggmason.com

©2018 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD01278 3/18 SR18-3291

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Dwight B. Crane possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Dwight B. Crane as the Audit Committee’s financial expert Dwight B. Crane is an “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending January 31, 2017 and January 31, 2018 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $128,130 in January 31, 2017 and $105,980 in January 31, 2018.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in January 31, 2017 and $0 in January 31, 2018.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $21,600 in January 31, 2017 and $18,040 in January 31, 2018. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees.

The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason Partners Equity Trust., were $0 in January 31, 2017 and $3,707 in January 31, 2018.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Equity Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Equity Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for January 31, 2017 and January 31, 2018; Tax Fees were 100% and 100% for January 31, 2017 and January 31, 2018; and Other Fees were 100% and 100% for January 31, 2017 and January 31, 2018.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Equity Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Equity Trust during the reporting period were $0 in January 31, 2017 and $432,645 in January 31, 2018.

(h) Yes. Legg Mason Partners Equity Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Equity Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Frank G. Hubbard

Howard J. Johnson

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 23, 2018

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	March 23, 2018